As filed with the Securities and Exchange Commission on June 2, 2003

Registration No. _________

                                      U.S. SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549

                                                     FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                          / X /

PRE-EFFECTIVE AMENDMENT NO.___                                                                   /   /

POST-EFFECTIVE AMENDMENT NO.__                                                                   /   /

                                              OPPENHEIMER GLOBAL FUND
                                (Exact Name of Registrant as Specified in Charter)

                                 6803 South Tucson Way, Centennial, Colorado 80112
                                     (Address of Principal Executive Offices)

                                                   303-768-3200
                                          (Registrant's Telephone Number)

                                               Robert G. Zack, Esq.
                                      Senior Vice President & General Counsel
                                              OppenheimerFunds, Inc.
                                   498 Seventh Avenue, New York, New York 10148
                                                  (212) 323-0250
                                      (Name and Address of Agent for Service)

                    As soon as practicable after the Registration Statement becomes effective.
                                  (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C, Class N and Class Y shares of Oppenheimer Global
Fund.

It is proposed that this filing will become effective on July 3, 2003 pursuant to Rule 488.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

                                        CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Part A

Proxy Statement for Oppenheimer Europe Fund and Prospectus for Oppenheimer Global Fund

Part B

Statement of Additional Information

Part C

Other Information
Signatures
Exhibits

                                              OPPENHEIMER EUROPE FUND

6803 South Tucson Way, Centennial, Colorado 80112
                                                  1.800.708.7780

                                     NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON OCTOBER 10, 2003

To the Shareholders of Oppenheimer Europe Fund:

Notice is hereby given that a Special Meeting of the  Shareholders of Oppenheimer  Europe Fund ("Europe  Fund"),  a
registered  investment  management  company,  will be held at 6803 South Tucson Way,  Centennial,  CO 80112 at 1:00
P.M.,  Mountain  time,  on October 10,  2003,  or any  adjournments  thereof  (the  "Meeting"),  for the  following purposes:

1.       To approve an Agreement and Plan of  Reorganization  between  Oppenheimer  Europe Fund ("Europe Fund") and
Oppenheimer Global Fund ("Global Fund"), and the transactions  contemplated thereby,  including (a) the transfer of all the  assets of Europe  Fund to Global  Fund in  exchange  for Class A,  Class B,  Class C,  Class N and Class Y
shares of Global Fund, (b) the distribution of these shares of Global Fund to the  corresponding  Class A, Class B,
Class C,  Class N and Class Y  shareholders  of Europe  Fund in  complete  liquidation  of Europe  Fund and (c) the cancellation of the outstanding shares of Europe Fund (all of the foregoing being referred to as the "Proposal").

2.       To act upon such other matters as may properly come before the Meeting.

Shareholders  of record at the close of business  on July 29,  2003 are  entitled to notice of, and to vote at, the
Meeting.  The Proposal is more fully  discussed in the  Prospectus  and Proxy  Statement.  Please read it carefully before  telling us,  through your proxy or in person,  how you wish your shares to be voted.  The Board of Trustees of Europe Fund  recommends a vote in favor of the Proposal.  WE URGE YOU TO SIGN,  DATE AND MAIL THE ENCLOSED PROXY
PROMPTLY.

By Order of the Board of Trustees,
         Robert G. Zack, Secretary
         August 8, 2003
--------------------------------------------------------------------------------------------
Shareholders  who do not  expect to attend the  Meeting  are  requested  to  indicate  voting  instructions  on the enclosed proxy and to date, sign and return it in the  accompanying  postage-paid  envelope.  To avoid  unnecessary duplicate  mailings,  we ask your  cooperation  in  promptly  mailing  your proxy no matter how large or small your holdings may be.

                                              OPPENHEIMER GLOBAL FUND

6803 South Tucson Way, Centennial, Colorado 80112
                                                  1.800.708.7780

                                      COMBINED PROSPECTUS AND PROXY STATEMENT
                                               DATED AUGUST 8, 2003

                               Acquisition of the Assets of OPPENHEIMER EUROPE FUND

6803 South Tucson Way, Centennial, Colorado 80112
                                                  1.800.708.7780

                  By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                                              OPPENHEIMER GLOBAL FUND

         This combined  Prospectus  and Proxy  Statement  solicits  proxies from the  shareholders  of  Oppenheimer
Europe  Fund  ("Europe  Fund") to be voted at a Special  Meeting of  Shareholders  (the  "Meeting")  to approve the
Agreement and Plan of Reorganization (the  "Reorganization  Agreement") and the transactions  contemplated  thereby
(the  "Reorganization")  between Europe Fund and Oppenheimer Global Fund ("Global Fund").  This combined Prospectus and Proxy  Statement  constitutes  the  Prospectus  of Global Fund and the Proxy  Statement of Europe Fund filed on
Form N-14 with the Securities and Exchange  Commission  ("SEC"). If shareholders vote to approve the Reorganization
Agreement and the  Reorganization,  the net assets of Europe Fund will be acquired by and in exchange for shares of
Global  Fund.  The  Meeting  will be held at the  offices  of  OppenheimerFunds,  Inc.  at 6803 South  Tucson  Way,
Centennial,  CO 80112 on October  10,  2003 at 1:00 P.M.  Mountain  time.  The Board of  Trustees of Europe Fund is soliciting  these  proxies on behalf of Europe Fund.  This  Prospectus  and Proxy  Statement  will first be sent to shareholders on or about August 25, 2003.

         If the  shareholders  vote to approve the  Reorganization  Agreement,  you will receive  Class A shares of
Global  Fund equal in value to the value as of the  Valuation  Date (as such term is defined in the  Agreement  and
Plan of  Reorganization  attached  hereto as Exhibit A) of your  Class A shares of Europe  Fund;  Class B shares of
Global Fund equal in value to the value as of the  Valuation  Date of your Class B shares of Europe  Fund;  Class C shares of Global Fund equal in value to the value as of the  Valuation  Date of your Class C shares of Europe Fund;
Class N shares  of  Global  Fund  equal in value to the value as of the  Valuation  Date of your  Class N shares of
Europe Fund;  and Class Y shares of Global Fund equal in value to the value as of the Valuation  Date of your Class
Y shares of Europe Fund.  Europe Fund will then be liquidated and  de-registered  under the Investment  Company Act of 1940 (the "Investment Company Act").

Global Fund's  investment  objective is to seek capital  appreciation.  Global Fund invests mainly in common stocks of U.S. and foreign companies the portfolio manager has selected for their long-term growth potential.

         This Prospectus and Proxy Statement gives  information  about Class A, Class B, Class C, Class N and Class
Y shares of Global  Fund that you should  know  before  investing.  You should  retain it for future  reference.  A
Statement  of  Additional  Information  relating  to the  Reorganization  described  in this  Prospectus  and Proxy
Statement,  dated  August 8, 2003 (the  "Proxy  Statement  of  Additional  Information")  has been  filed  with the
Securities and Exchange  Commission  ("SEC") as part of the Registration  Statement on Form N-14 (the "Registration
Statement")  and is  incorporated  herein by  reference.  You may  receive a copy by  writing  to  OppenheimerFunds
Services (the "Transfer  Agent") at P.O. Box 5270,  Denver Colorado 80217 or by calling  toll-free  1.800.708.7780.
That  Statement of  Additional  Information  includes the  following  documents:  (i) the Europe Fund  Statement of
Additional  Information;  (ii) Annual  Report and  Semi-Annual  Report as of August 31, 2002 and February 28, 2003,
respectively,  of Europe Fund;  (iii) the Global Fund Statement of Additional  Information;  and (iv) Annual Report
and Semi-Annual Report as of September 30, 2002 and March 31, 2003, respectively, of Global Fund.

         The  Prospectus  of Global Fund dated  November 22, 2002,  is enclosed  herewith and  considered a part of this Prospectus and Proxy Statement. It is intended to provide you with information about Global Fund.

         The  following  documents  have been filed with the SEC and are  available  without  charge  upon  written request to the  Transfer  Agent at the  address  specified  above or by  calling  toll-free  1.800.708.7780:  (i) a
Prospectus  for Europe Fund,  dated October 23, 2002 and its supplement  dated April 22, 2003;  (ii) a Statement of
Additional  Information  for Europe Fund,  dated October 23, 2002 and its  supplement  dated January 13, 2003;  and
(iii) a Statement of Additional  Information  for Global Fund,  dated  November 22, 2002 and its  supplement  dated
March 31, 2003.

Mutual fund shares are not deposits or  obligations  of any bank,  and are not insured or guaranteed by the Federal
Deposit Insurance  Corporation or any other U.S.  government  agency.  Mutual fund shares involve  investment risks including the possible loss of principal.

As with all mutual funds, the Securities and Exchange  Commission has not approved or disapproved  these securities or passed upon the  adequacy of this  Prospectus  and Proxy  Statement.  Any  representation  to the  contrary is a criminal offense.

This Prospectus and Proxy Statement is dated August 8, 2003.

                                                 TABLE OF CONTENTS
                                      COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                                                               Page
                                                                                                               ----

Synopsis
     What am I being asked to vote on?..............................................................
     What are the general tax consequences of the Reorganization?.............................

     Comparisons of some important features......................................................
     How do the investment objectives and policies of the Funds compare?....................
     Who manages the Funds?........................................................................
     What are the fees and expenses of each Fund and what are they expected to be after the
         Reorganization?...............................................................................
     Where can I find more financial information about the Funds?.............................
     How have the Funds performed?................................................................
     What are other key features of the Funds?......................................................
              Investment Management and Fees......................................................
              Transfer Agency and Custody Services................................................
              Distribution Services......................................................................
              Purchases, Redemptions, Exchanges and other Shareholder Services............
              Dividends and Distributions............................................................
What are the Principal Risks of an Investment in Europe Fund or Global Fund?

Reasons for the Reorganization

Information About the Reorganization
     How will the Reorganization be carried out?..................................................
     Who will pay the expenses of the Reorganization?...........................................
     What are the tax consequences of the Reorganization?.......................................
     What should I know about Class A, Class B, Class C, Class N and Class Y shares of
         Global Fund?...................................................................................
     What are the capitalizations of the Funds and what might the capitalization be after the
         Reorganization?...............................................................................

Comparison of Investment Objectives and Policies
     Are there any significant differences between the investment objectives and strategies of the Funds?......................................................................................
     What are the main risks associated with an investment in the Funds?......................
     How do the investment policies of the Funds compare?......................................
     What are the fundamental investment restrictions of the Funds?...........................
     How do the account features and shareholder services for the Funds compare?...........
              Investment Management.................................................................
              Distribution.................................................................................
              Purchases and Redemptions.............................................................
              Shareholder Services.....................................................................
              Dividends and Distributions............................................................

Voting Information
     How many votes are necessary to approve the Reorganization Agreement?...............
     How do I ensure my vote is accurately recorded?.............................................
     Can I revoke my proxy?...........................................................................
     What other matters will be voted upon at the Meeting?......................................
     Who is entitled to vote?...........................................................................
     What other solicitations will be made?.........................................................
     Are there appraisal rights?........................................................................
Information About Europe Fund
Information About Global Fund
Principal Shareholders
Exhibit A - Agreement and Plan of Reorganization between Oppenheimer Europe Fund and Oppenheimer Global Fund

Exhibit B - Principal Shareholders

Enclosure:
Prospectus of Oppenheimer Global Fund dated November 22, 2002.

                                                     SYNOPSIS

         This is only a summary and is qualified in its entirety by the more detailed  information  contained in or incorporated  by reference in this  Prospectus and Proxy  Statement and by the  Reorganization  Agreement  which is attached  as  Exhibit  A.  Shareholders  should  carefully  review  this  Prospectus  and Proxy  Statement  and the
Reorganization  Agreement  in their  entirety  and,  in  particular,  the current  Prospectus  of Global Fund which accompanies this Prospectus and Proxy Statement and is incorporated herein by reference.

         Shareholders  of Europe  Fund  holding  certificates  representing  their  shares  will not be required to surrender their certificates in connection with the  reorganization.  However,  former  shareholders of Europe Fund whose shares are  represented by outstanding  share  certificates  will not be allowed to redeem or exchange shares of Global Fund they receive in the  Reorganization  until the exchanged Europe Fund certificates have been returned to the Transfer Agent.

What am I being asked to vote on?

         Your  Fund's  investment  manager,  OppenheimerFunds,  Inc.  (the  "Manager"),  proposed  to the  Board of
Trustees a  reorganization  of your Fund,  Europe Fund,  with and into Global Fund so that  shareholders  of Europe
Fund may become  shareholders of a substantially  larger fund advised by the same investment advisor with generally more favorable  long-term  performance,  and investment  objectives and policies  similar to those of their current
Fund. The Board  considered the differences in investment  focus,  discussed  below.  The Board also considered the fact that the  surviving  fund has the  potential  for lower overall  operating  expenses.  In addition,  the Board considered  that both Funds have Class A,  Class B,  Class C, Class N and Class Y shares  offered  under  identical sales charge arrangements.  The Board also considered that the Reorganization  would be a tax-free  reorganization, and there would be no sales charge  imposed in effecting the  Reorganization.  In addition,  due to the  relatively moderate  costs of the  reorganization,  the Boards of both Funds  concluded  that  neither  Fund would  experience dilution as a result of the Reorganization.

         At a meeting  held on April 17,  2003,  the Board of  Trustees of Europe  Fund  approved a  reorganization transaction  that will,  if approved by  shareholders,  result in the  transfer of the net assets of Europe Fund to
Global  Fund,  in  exchange  for an equal  value of shares of Global  Fund.  The shares of Global Fund will then be distributed  to Europe  Fund  shareholders  and Europe Fund will  subsequently  be  liquidated.  As a result of the
Reorganization,  you will cease to be a shareholder  of Europe Fund and will become a  shareholder  of Global Fund.
This exchange  will occur on the Closing Date (as such term is defined in the Agreement and Plan of  Reorganization attached hereto as Exhibit A) of the Reorganization.

         Approval  of the  Reorganization  means you will  receive  Class A shares of Global Fund equal in value to the value as of the  Valuation  Date of your Class A shares of Europe Fund;  Class B shares of Global Fund equal in value to the value as of the  Valuation  Date of your Class B shares of Europe Fund;  Class C shares of Global Fund equal in value to the value as of the  Valuation  Date of your  Class C shares of  Europe  Fund;  Class N shares of
Global Fund equal in value to the value as of the Valuation  Date of your Class N shares of Europe Fund;  and Class
Y shares of Global Fund equal in value as of the Valuation  Date of your Class Y shares of Europe Fund.  The shares you  receive  will be issued at net asset value  without a sales  charge or the  payment of a  contingent  deferred sales charge  ("CDSC")  although if your shares of Europe Fund are subject to a CDSC,  your Global Fund shares will continue to be subject to the same CDSC applicable to your shares.

         For the reasons set forth in the "Reasons for the  Reorganization"  section,  the Board of Europe Fund has determined that the Reorganization is in the best interests of the shareholders of Europe Fund.

                                  THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
                                TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

         It is expected  that  shareholders  of Europe Fund who are U.S.  citizens  will not  recognize any gain or loss for federal  income tax purposes,  as a result of the exchange of their shares for shares of Global Fund.  You should,  however,  consult your tax advisor  regarding the effect,  if any, of the  Reorganization in light of your individual  circumstances.  You should also consult your tax advisor  about state and local tax  consequences.  For further  information  about the tax  consequences  of the  Reorganization,  please see the  "Information  About the
Reorganization--What are the tax consequences of the Reorganization?"

Comparisons of some important features

How do the investment objectives and policies of the Funds compare?

         Europe Fund and Global Fund have the same investment  objective.  As a fundamental  investment policy, the investment objective of both Funds is to seek capital appreciation.

         In seeking their investment objectives,  both Funds invest in foreign equities.  However, their respective investment  focus is  different.  Under normal market  conditions,  Europe Fund will invest at least 80% of its net assets (plus any borrowings for investment  purposes) in common stocks of European companies.  It currently invests mainly in common  stocks of  companies  in  developed  European  markets,  such as France,  Germany,  England,  the
Netherlands  and Italy.  It can also invest in emerging  European  markets,  such as Hungary,  Poland and the Czech
Republic.  Global Fund has a much broader  geographic  mix. It invests  mainly in common stocks of companies in the
U.S.  and foreign  countries.  It can invest  without  limit in foreign  securities  and can invest in any country, including countries with developed or emerging markets.  However, it currently emphasizes  investments in developed markets such as the United  States,  Western  European  countries and Japan.  It does not limit its  investments to companies in a particular  capitalization  range,  but currently  focuses its  investments in mid-cap and large-cap companies.  It is not required to allocate its investments in any set percentages in any particular  countries.  As a  fundamental  policy,  it  normally  will  invest in at least  three  countries  (one of which may be the  United
States). Typically it invests in a number of different countries.

         Please  refer to the  Semi-Annual  Reports  of both  Funds for a complete  listing  (as of the  respective report dates) of the portfolio investments for each Fund.

Who Manages the Funds?

         The day-to-day  management of the business and affairs of each Fund is the  responsibility of the Manager.
Each Fund is an open-end  diversified  investment  management company with an unlimited number of authorized shares of beneficial interest organized as a Massachusetts  business trust.  Europe Fund commenced  operations on March 1,
1999, and Global Fund's predecessor  commenced  operations on December 22, 1969. Both Funds are governed by a Board of Trustees,  which is responsible  for  protecting the interests of  shareholders  under  Massachusetts  law. Both
Funds are located at 498 Seventh Avenue, New York, New York 10018.

         The Manager,  also located at 498 Seventh Avenue,  New York, New York 10018, acts as investment advisor to both Funds, and employs their portfolio  managers.  The portfolio manager for Europe Fund is Dominic Freud. He is a
Vice  President of the Fund and of the  Manager.  Mr. Freud has been the Fund's  portfolio  manager  since April 1,
2003. Mr. Freud was previously  responsible  for European  investments at SLS Capital from January 2002 to February
2003.  Prior to that time he was head of the  European  equities  desk and  managing  director at SG Cowen from May
1994 to January 2002.  The  portfolio  manager for Global Fund is William L. Wilby.  He is a Vice  President of the
Fund and a Senior Vice  President of the  Manager.  Mr. Wilby has been the Fund's  portfolio  manger since  October
1992.  Additional  information  about the Funds and the Manager is set forth  below in  "Comparison  of  Investment
Objectives and Policies."

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

         Europe  Fund and Global Fund each pay a variety of  expenses  directly  for  management  of their  assets, administration  and  distribution  of their shares and other  services.  Those  expenses are  subtracted  from each
Fund's  assets to calculate  the fund's net asset values per share.  Shareholders  pay these  expenses  indirectly.
Shareholders pay other expenses directly, such as sales charges.

         The following  tables are provided to help you  understand  and compare the fees and expenses of investing in shares of Europe Fund with the fees and expenses of investing in shares of Global Fund.  The pro forma  expenses of the  surviving  Global  Fund show what the fees and  expenses  are  expected  to be after  giving  effect to the
Reorganization.

                                                PRO FORMA FEE TABLE
                                       For the 12 month period ended 3/31/03

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class A shares      Class A Shares       Class A shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a
 % of offering price)                                    5.75%                5.75%                   5.75%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or              None1                None1                   None1
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                   2.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.80%4               0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.24%                0.24%                   0.24%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses3                                          1.07%4               0.27%                   0.27%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            2.11%4               1.18%                   1.18%
-------------------------------------------------- ------------------- -------------------- ---------------------------

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class B shares      Class B Shares       Class B shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                        None                None                     None
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               5%6                  5%6                     5%6
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                   2.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.80%4               0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses3                                          1.21%4              0.31%5                   0.31%5
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            3.01%4              1.98%5                   1.98%5
-------------------------------------------------- ------------------- -------------------- ---------------------------

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class C Shares      Class C Shares       Class C Shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                        None                None                     None
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               1%7                  1%7                     1%7
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                   2.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.80%4               0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses3                                          1.24%4               0.28%                   0.28%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            3.04%4               1.95%                   1.95%
-------------------------------------------------- ------------------- -------------------- ---------------------------

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class N shares      Class N Shares       Class N shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                        None                None                     None
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               1%8                  1%8                     1%8
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                   2.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.80%4               0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.50%                0.50%                   0.50%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses3                                          1.26%4               0.19%                   0.19%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            2.56%4               1.36%                   1.36%
-------------------------------------------------- ------------------- -------------------- ---------------------------

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class Y Shares      Class Y Shares       Class Y Shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                        None                 None                    None
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               None                 None                    None
redemption proceeds)
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                    2.00%
-------------------------------------------------- ------------------- --------------------- --------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Management Fees                                          0.80%4               0.67%                    0.67%
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Distribution and/or Service (12b-1) Fees                  N/A                  N/A                      N/A
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Other Expenses3                                          0.54%4               0.38%5                  0.38%5
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Total Fund Operating Expenses                            1.34%4               1.05%5                  1.05%5
-------------------------------------------------- ------------------- --------------------- --------------------------

Note: Expenses may vary in future years.
1.       A  contingent  deferred  sales  charge  may apply to  redemptions  of  investments  of $1  million or more
     ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" in each Fund's Prospectus.
2.       Applies to the  proceeds of Fund  shares that are  redeemed  (either by selling or  exchanging  to another
     Oppenheimer fund) within 30 days of their purchase.
3.       "Other Expenses" include transfer agent fees and custodial, accounting and legal expenses.
4.       The expenses  shown for Europe Fund do not reflect  management  fee and  transfer  fee waivers,  described below under "Investment  Management and Fees" and "Transfer Agency and Custody  Services." After such waivers,
     "Management Fees" were 0.75% for each class,  "Other Expenses" were 0.86% for Class A shares,  0.87% for Class
     B shares,  0.84% for Class C shares,  0.92% for Class N shares and 0.54%  (unchanged) for Class Y shares,  and
     "Total Fund Operating  Expenses" were 1.85% for Class A, 2.62% for Class B, 2.59% for Class C, 2.17% for Class
     N and 1.29% for Class Y.
5.       The expenses shown for Global Fund do not reflect  transfer fee waivers,  described  below under "Transfer
     Agency and Custody  Services."  After such waivers,  "Other  Expenses" were 0.30% for Class B shares and 0.33%
     for Class Y shares,  and "Total Fund  Operating  Expenses" were 1.97% for Class B shares and 1.00% for Class Y shares. Expenses for Class A, Class C and Class N shares were unchanged.
6.       Applies to  redemptions  within the first  year after  purchase.  The  contingent  deferred  sales  charge declines to 1% in the sixth year and is eliminated after that.
7.       Applies to shares redeemed within 12 months of purchase.
8.       Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.

Examples

         These  examples  below  are  intended  to help you  compare  the cost of  investing  in each  Fund and the proposed  surviving  Global  Fund.  These  examples  assume an annual  return for each  class of 5%, the  operating expenses described in the tables above and reinvestment of your dividends and distributions.

         Your  actual  costs  may be higher or lower  because  expenses  will  vary  over  time.  For each  $10,000 investment,  you would pay the  following  projected  expenses  if you sold your  shares  after the number of years shown or held your shares for the number of years shown without redeeming, according to the following examples.

                                                    Europe Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are redeemed1:                 1 year              3 years             5 years             10 years3
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $777               $1,198               $1,644               $2,876
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $804               $1,230               $1,782               $2,923
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $407                $939                $1,596               $3,355
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $359                $796                $1,360               $2,895
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y                                   $136                $425                 $734                $1,613
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                                    Europe Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are not redeemed2:             1 year              3 years             5 years             10 years3
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $777               $1,198               $1,644               $2,876
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $304                $930                $1,582               $2,923
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $307                $939                $1,596               $3,355
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $259                $796                $1,360               $2,895
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y                                   $136                $425                 $734                $1,613
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                                    Global Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are redeemed1:                 1 year              3 years             5 years             10 years3
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $688                $928                $1,187               $1,924
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $701                $921                $1,268               $1,910
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $298                $612                $1,052               $2,275
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $238                $431                 $745                $1,635
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y                                   $107                $334                 $579                $1,283
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                                    Global Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are not redeemed2:             1 year              3 years             5 years             10 years3
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $688                $928                $1,187               $1,924
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $201                $621                $1,068               $1,910
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $198                $612                $1,052               $2,275
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $138                $431                 $745                $1,635
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y                                   $107                $334                 $579                $1,283
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                          Pro Forma Surviving Global Fund
----------------------------------- ------------------ -------------------- ------------------- ---------------------
If shares are redeemed1:                 1 year              3 years             5 years             10 years3
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class A                                   $688                $928                $1,187               $1,924
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class B                                   $701                $921                $1,268               $1,910
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class C                                   $298                $612                $1,052               $2,275
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class N                                   $238                $431                 $745                $1,635
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class Y                                   $107                $334                 $579                $1,283
----------------------------------- ------------------ -------------------- ------------------- ---------------------

                                          Pro Forma Surviving Global Fund
----------------------------------- ------------------ -------------------- ------------------- ---------------------
If shares are not redeemed2:             1 year              3 years             5 years             10 years3
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class A                                   $688                $928                $1,187               $1,924
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class B                                   $201                $621                $1,068               $1,910
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class C                                   $198                $612                $1,052               $2,275
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class N                                   $138                $431                 $745                $1,635
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class Y                                   $107                $334                 $579                $1,283
----------------------------------- ------------------ -------------------- ------------------- ---------------------

1.       In the "If shares are redeemed"  examples,  expenses  include the initial sales charge for Class A and the applicable Class B, Class C and Class N contingent deferred sales charges.
2.       In the "If shares are not redeemed"  examples,  the Class A expenses include the initial sales charge, but
     Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
3.       Class  B  expenses  for  years 7  through  10 are  based  on  Class  A  expenses,  since  Class  B  shares automatically convert to Class A after 6 years.

                  Where can I find more financial information about the Funds?

                           Performance  information  for both  Europe  Fund and  Global  Fund is set  forth in each
                  Fund's  Prospectus  under the section "The Fund's Past  Performance."  Global  Fund's  Prospectus
                  accompanies this Prospectus and Proxy Statement and is incorporated by reference.

                           The financial  statements of Europe Fund and additional  information with respect to the
                  Fund's  performance  during its fiscal year ended  August 31,  2002 (and with  respect to the six months ended February 28, 2003),  including a discussion of factors that materially  affected its performance  and  relevant  market  conditions  during that fiscal  year,  is set forth in Europe
                  Fund's Annual Report dated as of August 31, 2002 (and with the exception of that  discussion,  in its  Semi-Annual  Report dated February 28, 2003),  respectively,  that are included in the Proxy
                  Statement of Additional  Information and  incorporated  herein by reference.  These documents are available upon request. See "Information About Europe Fund" below.

                           The financial  statements of Global Fund and additional  information with respect to its performance  during its fiscal year ended  September 30, 2002 (and with respect to the six months ended  March  31,  2003),  including  a  discussion  of  factors  that  materially  affected  its performance  and  relevant  market  conditions  during that fiscal  year,  is set forth in Global
                  Fund's Annual  Report dated as of September 30, 2002 (and with the exception of that  discussion, in its  Semi-Annual  Report dated March 31, 2003),  respectively,  that are included in the Proxy
                  Statement of Additional  Information and  incorporated  herein by reference.  These documents are available upon request. See "Information About Global Fund" below.

                  How have the Funds performed?

                           The following past  performance  information  for each Fund is set forth below,  and for earlier  periods,  in its respective  Prospectus:  (i) a bar chart detailing annual total returns of  Class A shares  of each  Fund as of  December  31st  for  each of the ten  most  recent  full calendar  years (for Europe Fund,  since that Fund's  inception);  and (ii) tables  detailing how the average  annual total returns,  both before and after taxes,  of Europe Fund's Class A, Class
                  B, Class C, Class N and Class Y shares  compare to those of the MSCI All Country  Index;  and how
                  Global Fund's Class A, Class B, Class C, Class N and Class Y average annual total  returns,  both before and after  taxes,  compare to those of the MSCI World  Index.  The  after-tax  returns are shown  for  Class A shares  only and are  calculated  using  the  historical  highest  individual federal  marginal  income tax rates in effect  during the  periods  shown and do not  reflect the impact of state or local taxes.  In certain cases,  the figure  representing  "Return After Taxes on  Distributions  and Sale of Fund Shares" may be higher than the other  return  figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption and translates  into an assumed tax deduction that benefits the  shareholder.  The after-tax  returns are calculated  based on certain  assumptions  mandated by regulation  and your actual  after-tax returns may differ from those shown,  depending on your  individual tax situation.  The after-tax returns  set forth  below are not  relevant  to  investors  who hold  their fund  shares  through tax-deferred  arrangements  such  as  401(k)  plans  or IRAs or to  institutional  investors  not subject to tax. The past  investment  performance of either Fund,  before and after taxes, is not necessarily an indication of how either Fund will perform in the future.

                           Annual Total Returns for Europe Fund (Class A)

[See  appendix  to  prospectus  and  proxy  statement  for data in bar  chart  showing  annual  total  returns  for
Oppenheimer Europe Fund.]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from January 1, 2003 through March 31, 2003, the cumulative total return (not annualized) before taxes for Class A shares of Europe Fund was -14.97%.

During the period shown in the bar chart, the highest return for Oppenheimer  Europe Fund (not  annualized)  before taxes for a calendar  quarter was 10.20% (4th Qtr `01) and the lowest  return (not  annualized)  before taxes for a calendar quarter was -24.52% (3rd Qtr `02).

         Annual Total Returns for Global Fund (Class A)

[See  appendix  to  prospectus  and  proxy  statement  for data in bar  chart  showing  annual  total  returns  for
Oppenheimer Global Fund.]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from January 1, 2003 through March 31, 2003, the cumulative total return (not annualized) before taxes for Class A shares of Global Fund was -7.89%.

During the period shown in the bar chart, the highest return for Oppenheimer  Global Fund (not  annualized)  before taxes for a calendar  quarter was 36.38% (4th Qtr `99) and the lowest  return (not  annualized)  before taxes for a calendar quarter was -18.17% (3rd Qtr '02).

                  Average annual total returns for the Funds for the periods ended March 31, 2003 are as follows:

------------------------------------------ ------------- -------------------------
Europe Fund1                                  1 Year             5 Years
                                                          (or life of class, if
                                                                  less)
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class A Shares (inception 3/1/99)

  Return Before Taxes                        -37.85%             -19.04%
  Return After Taxes on Distributions        -37.85%             -19.43%
  Return After Taxes on Distributions
  and Sale of Fund Shares                    -23.24%             -14.10%
------------------------------------------ ------------- -------------------------
MSCI All Country Europe Index
(from 2/28/99) (reflects no deduction
for fees, expenses or taxes) 4               -25.35%              -9.60%
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
                                             -37.82%             -18.89%
Class B Shares (inception 3/1/99)
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
                                             -34.99%             -18.41%
Class C Shares (inception 3/1/99)
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
                                             -34.93%             -27.34%
Class N Shares (inception 3/1/01)
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
                                             -33.64%             -17.48%
Class Y Shares (inception 3/1/99)2
------------------------------------------ ------------- -------------------------

         -------------------------------------------- ----------- -------------------------- -------------------------
         Global Fund1                                   1 Year             5 Years                   10 Years
                                                                    (or life of class, if     (or life of class, if
                                                                            less)                     less)
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class A Shares (inception 12/22/69)

           Return Before Taxes                         -33.68%             -0.15%                     9.38%
           Return After Taxes on Distributions         -33.68%             -1.79%                     7.06%
           Return After Taxes on Distributions and
           Sale of Fund Shares                         -20.68%             -0.02%                     7.31%
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         MSCI World Index
         (from 12/31/92) (reflects no deduction for    -23.99%             -5.34%                     5.27%
         fees, expenses or taxes)5
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
                                                       -33.70%             -0.02%                     8.43%
         Class B Shares (inception 8/17/93) 3
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
                                                       -30.88%              0.26%                     6.48%
         Class C Shares (inception 10/2/95)
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
                                                       -30.46%             -17.90%                     N/A
         Class N Shares (inception 3/1/01)
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
                                                       -29.51%              3.14%                      N/A
         Class Y Shares (inception 11/17/98)2
         -------------------------------------------- ----------- -------------------------- -------------------------

1.       The Funds'  average annual total returns in the tables above include the  applicable  sales  charges:  for
     Class A shares of each Fund, the current maximum  initial sales charge is 5.75%;  for Class B shares of Global
     Fund,  the  contingent  deferred  sales charges is 5% (1-year) and 2% (5-years);  for Class B shares of Europe
     Fund, the contingent deferred sales charges is 5% (1-year) and 2%  (life-of-class);  and for Class C and Class
     N shares of each Fund, the 1% contingent deferred sales charge for the 1-year period.
2.       There is no sales charge on Class Y shares.
3.       Because  Class B shares  convert  to Class A shares  72 months  after  purchase,  Class B  "life-of-class"
     performance  for  Global  Fund  does not  include  the  contingent  deferred  sales  charge  and uses  Class A performance  for the period after  conversion.  The Fund's returns  measures the performance of a hypothetical account and assume that all  dividends  and capital  gains  distributions  have been  reinvested in additional shares.
4.       The  performance  of Europe Fund's Class A shares is compared to the Morgan  Stanley  Capital  Information
     (MSCI) All Country  Europe Index,  an unmanaged  index of foreign stocks  representing  developed and emerging
     European  countries.  Index performance  reflects the reinvestment of income but does not reflect  transaction costs. Europe Fund's investments vary from those in the index.
5.       The  performance of Global Fund's Class A shares is compared to the MSCI World Index,  and unmanaged index of issuers listed on the stock exchange of 20 foreign  countries and the U.S. Index  performance  reflects the reinvestment of income but does not reflect  transaction  costs.  Global Fund's investments vary from those in the index.

         How Has Global  Fund  Performed?  - Below is a  discussion  by the  Manager of Global  Fund's  performance during its fiscal year ended September 30, 2002,  followed by a graphical  comparison of Global Fund's  performance to an appropriate broad-based market index.

         Management's  Discussion  of  Performance - During the fiscal year that ended  September 30, 2002,  Global
Fund's  performance  mirrored  a  difficult  operating  environment,  producing  negative  absolute  returns  while outperforming  its benchmark  index,  the MSCI World Index.  Economic,  business and political  events converged to exert undue pressure on global markets,  with the United States and Europe  experiencing the brunt of the downturn.
Given the often  contradictory  nature of  near-term  indicators,  Global  Fund's  portfolio  manager  maintained a long-term  perspective,  employing a theme-driven,  valuation sensitive  investment approach that seeks "contrarian growth" from  fundamentally  sound stocks that are believed to be temporarily  depressed.  Global Fund's  portfolio manager  also  maintained  a  "barbell  strategy,"  combining  aggressive  and  defensive  positions  in  hopes  of positioning  the  portfolio  for a variety  of market  conditions.  Country,  industry  and  market  capitalization weightings  were the result of the Fund manager's  individual  stock  selection  rather than  predetermined  target allocations. Global Fund's holdings, allocations, management and strategies are subject to change.

         Comparing  Global  Fund's  Performance  to the Market - The graphs that follow show the  performance  of a hypothetical  $10,000  investment  in each  class of shares  of Global  Fund held  until  March 31,  2003.  Class A performance  is shown for a 10 year period.  For each other class,  performance  is measured from  inception of the class:  from August 17, 1993 for Class B, from  October 2, 1995 for Class C shares,  from March 1, 2001 for Class N shares,  and from  November 17, 1998 for Class Y shares.  Global Fund's  performance  reflects the deduction of the maximum initial sales charge on Class A shares, the applicable  contingent  deferred sales charge on Class B, Class
C and Class N shares, and reinvestment of all dividends and capital gain  distributions.  Global Fund's performance is  compared  to the  performance  of the MSCI World  Index,  an  unmanaged  index of  issuers  listed on the stock exchanges of 20 foreign  countries.  Index performance  reflects the reinvestment of dividends but does not reflect transaction  costs,  and none of the data in the  graphs  that  follow  shows the  effect of taxes.  Global  Fund's performance  reflects the effects of Fund business and operating  expenses.  While index  comparisons may be useful to provide a benchmark  for Global Fund's  performance,  it must be noted that Global  Fund's  investments  are not limited to the investments or countries in the Index.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class A) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date                  Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1993                         $9,425                         $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1993                         $9,897                         $10,620
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1993                         $11,101                        $11,132
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1993                         $12,937                        $11,325
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1994                         $12,603                        $11,407
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1994                         $12,452                        $11,764
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1994                         $13,232                        $12,030
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1994                         $12,535                        $11,957
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1995                         $12,774                        $12,532
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1995                         $13,657                        $13,083
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1995                         $14,458                        $13,831
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1995                         $14,614                        $14,506
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1996                         $15,330                        $15,114
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1996                         $15,946                        $15,569
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1996                         $16,335                        $15,795
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1996                         $17,174                        $16,536
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1997                         $17,913                        $16,601
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1997                         $20,021                        $19,120
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1997                         $21,702                        $19,685
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1997                         $20,921                        $19,219
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1998                         $23,269                        $21,992
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1998                         $23,605                        $22,459
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1998                         $19,564                        $19,786
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1998                         $23,580                        $23,985
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1999                         $24,460                        $24,862
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1999                         $26,873                        $26,069
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1999                         $27,399                        $25,704
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1999                         $37,368                        $30,063
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2000                         $42,392                        $30,393
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2000                         $41,012                        $29,337
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2000                         $40,313                        $27,884
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2000                         $38,886                        $26,179
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $33,293                        $22,835
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $35,737                        $23,468
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $29,388                        $20,112
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $34,299                        $21,854
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $34,820                        $21,990
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $31,620                        $19,974
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $25,873                        $16,319
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2002                         $26,599                        $17,583
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2003                         $24,500                        $16,714
----------------------------- ------------------------------------ -------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class B) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date                  Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         08/17/1993                         $10,000                        $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1993                         $10,364                         $9,817
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1993                         $12,051                         $9,987
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1994                         $11,716                        $10,060
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1994                         $11,546                        $10,374
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1994                         $12,241                        $10,609
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1994                         $11,570                        $10,545
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1995                         $11,768                        $11,052
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1995                         $12,553                        $11,538
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1995                         $13,261                        $12,197
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1995                         $13,379                        $12,793
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1996                         $14,006                        $13,328
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1996                         $14,539                        $13,730
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1996                         $14,862                        $13,929
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1996                         $15,592                        $14,583
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1997                         $16,230                        $14,641
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1997                         $18,104                        $16,861
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1997                         $19,583                        $17,360
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1997                         $18,839                        $16,949
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1998                         $20,909                        $19,394
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1998                         $21,181                        $19,806
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1998                         $17,515                        $17,449
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1998                         $21,068                        $21,152
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1999                         $21,817                        $21,925
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1999                         $23,920                        $22,990
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1999                         $24,369                        $22,668
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1999                         $33,236                        $26,512
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2000                         $37,705                        $26,803
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2000                         $36,477                        $25,872
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2000                         $35,856                        $24,590
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2000                         $34,586                        $23,087
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $29,612                        $20,138
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $31,786                        $20,696
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $26,139                        $17,736
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $30,506                        $19,273
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $30,970                        $19,392
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $28,123                        $17,615
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $23,012                        $14,391
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2002                         $23,658                        $15,507
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2003                         $21,791                        $14,740
----------------------------- ------------------------------------ -------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class C) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date              Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         10/02/1995                         $10,000                        $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1995                         $10,117                        $10,488
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1996                         $10,587                        $10,927
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1996                         $10,990                        $11,257
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1996                         $11,234                        $11,420
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1996                         $11,785                        $11,956
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1997                         $12,267                        $12,003
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1997                         $13,685                        $13,824
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1997                         $14,801                        $14,233
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1997                         $14,241                        $13,896
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1998                         $15,807                        $15,900
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1998                         $16,007                        $16,238
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1998                         $13,242                        $14,305
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1998                         $15,927                        $17,341
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1999                         $16,491                        $17,975
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1999                         $18,080                        $18,849
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1999                         $18,402                        $18,584
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1999                         $25,049                        $21,736
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2000                         $28,363                        $21,974
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2000                         $27,383                        $21,211
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2000                         $26,870                        $20,160
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2000                         $25,866                        $18,928
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $22,100                        $16,510
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $23,677                        $16,968
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $19,434                        $14,541
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $22,637                        $15,801
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $22,939                        $15,899
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $20,790                        $14,441
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $16,979                        $11,799
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2002                         $17,421                        $12,713
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2003                         $16,015                        $12,085
----------------------------- ------------------------------------ -------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class N) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date                  Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/01/2001                         $10,000                        $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $9,044                          $9,345
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $9,699                          $9,604
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $7,975                          $8,231
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $9,304                          $8,944
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $9,439                          $8,999
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $8,566                          $8,174
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $7,008                          $6,678
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2002                         $7,199                          $7,196
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2003                         $6,631                          $6,840
----------------------------- ------------------------------------ -------------------------

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class Y) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date                  Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         11/17/1998                         $10,000                        $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1998                         $10,907                        $10,490
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1999                         $11,328                        $10,874
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1999                         $12,454                        $11,402
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1999                         $12,710                        $11,242
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1999                         $17,353                        $13,148
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2000                         $19,701                        $13,293
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2000                         $19,075                        $12,831
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2000                         $18,764                        $12,195
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2000                         $18,098                        $11,450
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $15,497                         $9,987
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $16,651                        $10,264
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $13,691                         $8,796
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $15,989                         $9,558
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $16,241                         $9,617
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $14,753                         $8,736
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $12,077                         $7,137
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2002                         $12,422                         $7,690
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2003                         $11,449                         $7,310
----------------------------- ------------------------------------ -------------------------

         Total returns and the ending account values in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance. Graphs are not drawn to the same scale.

What are other key features of the Funds?

         The description of certain key features of the Funds below is supplemented by each Fund's Prospectus and
Statement of Additional Information, which are incorporated by reference.

         Investment  Management and Fees - The Manager manages the assets of both Funds and makes their  respective investment  decisions.  The  portfolio  managers  of both Funds are  employed  by the  Manager.  Both Funds  obtain investment  management  services  from the  Manager  according  to the  terms  of  management  agreements  that are substantially  similar with the exception  that Global Fund has lower  management  fees for assets over 3.5 billion dollars.  Under the management  agreements,  each Fund pays the Manager an advisory fee at the following rates that decline as each Fund's assets grow:

--------------------------------------------------------------- ------------------------------------------------------------
                         Europe Fund1                                                  Global Fund1
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.80% of the first $250 million of average annual net assets,   0.80% of the first $250 million of average annual net
                                                                assets,
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.77% of the next $250 million,                                 0.77% of the next $250 million,
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.75% of the next $500 million,                                 0.75% of the next $500 million,
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.69% of the next $1 billion,                                   0.69% of the next $1 billion,
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.67% of average annual net assets over $2 billion.             0.67% of the next $1.5 billion,
--------------------------------------------------------------- ------------------------------------------------------------
                                                             --------------------------------------------------------------
                                                             0.65% of the next $2.5 billion,
                                                             --------------------------------------------------------------
                                                             --------------------------------------------------------------
                                                             0.63% of the next $4 billion and
                                                             --------------------------------------------------------------
                                                             --------------------------------------------------------------
                                                             0.61% of average annual net assets in excess of $10 billion.
                                                             --------------------------------------------------------------

1.       Based on average annual net assets of the respective Fund.

         For Europe Fund only,  the Manager has voluntary  waived  advisory  fees since  January 1, 2002,  based on that Fund's  ranking by Lipper,  Inc. in its peer group,  European  Region Funds.  This waiver may be terminated at any time.  Since that date,  when Europe Fund's  trailing one year  performance  percentile was ranked by Lipper in the 5th  quintile,  the Manager has waived 0.10% of its advisory fee in the following  quarter,  and when ranked by
Lipper in the 4th  quintile,  the Manager has waived  0.05% of its advisory fee in the  following  quarter.  Lipper rankings do not take sales charges into consideration.

         The  management  fee for Europe Fund for the twelve  months  ended March 31, 2003 was 0.80% of the average annual net assets for each class of shares before,  and 0.75% after,  the voluntary fee waiver discussed above. The management  fee for Global Fund for the twelve  months  ended  March 31,  2003 was 0.67% of the average  annual net assets for each class of shares. The 12b-1 distribution  plans for both Funds are substantially  similar.  However, the  "Management  Fees" and "Other  Expenses" the Funds  incurred,  including  transfer  agent fees and  custodial, accounting and legal expenses,  have differed,  with Global Fund's "Management  Fees",  "Other Expenses" and "Total
Expenses" being less than those of Europe Fund because Global Fund is a significantly larger fund.

------------------------ ------------------ ---------------- -----------------------------
12 months ended                                              Combined Pro Forma
03/31/03                 Europe Fund1       Global Fund      Class A
                         Class A            Class A
------------------------ ------------------ ---------------- -----------------------------
------------------------ ------------------ ---------------- -----------------------------
Management Fees                0.75%             0.67%                  0.67%
------------------------ ------------------ ---------------- -----------------------------
------------------------ ------------------ ---------------- -----------------------------
12b-1 Fees                     0.24%             0.24%                  0.24%
------------------------ ------------------ ---------------- -----------------------------
------------------------ ------------------ ---------------- -----------------------------
Other Expenses                 0.86%             0.27%                  0.27%
------------------------ ------------------ ---------------- -----------------------------
------------------------ ------------------ ---------------- -----------------------------
Total Expenses                 1.85%             1.18%                  1.18%
------------------------ ------------------ ---------------- -----------------------------

"Other  Expenses"  include  transfer  agent fees and  custodial,  accounting and legal expenses the Funds pay. This chart is for illustrative purposes only.
1.       The expenses  shown for Europe Fund are shown after  management  fee and  transfer  fee waivers.  Prior to such waivers,  "Management  Fees" were 0.80%,  "Other  Expenses" were 1.07%,  and "Total Expenses" for Class A were 2.11%.

         For a  detailed  description  of each  Fund's  investment  management  agreement,  see the  section  below entitled  "Comparison of Investment  Objectives and Policies - How do the account features and shareholder services for the Funds compare?"

         Transfer  Agency and Custody  Services - Both Funds  receive  shareholder  accounting  and other  clerical services from  OppenheimerFunds  Services in its capacity as transfer agent and dividend  paying agent.  It acts on an annual  per-account fee basis for both Funds.  The terms of the transfer agency agreement for both Funds, and of a voluntary  undertaking  to limit  transfer agent fees (to 0.35% per fiscal year for each class of both Funds) are substantially  similar.  Citibank,  N.A.,  located at 111 Wall Street,  New York, NY 10005,  for Europe Fund and JP
Morgan Chase Bank,  located at 4 Chase Metro Tech Center,  Brooklyn,  NY 11245 for Global Fund, act as custodian of the securities and other assets of the respective Funds.

         Distribution  Services -  OppenheimerFunds  Distributor,  Inc. (the  "Distributor")  acts as the principal underwriter  in a  continuous  public  offering of shares of both Funds,  but is not  obligated  to sell a specific number of shares.  Both Funds have adopted a Service Plan and Agreement under Rule 12b-1 of the Investment  Company
Act for their Class A shares.  The Service Plan provides for the  reimbursement  to  OppenheimerFunds  Distributor,
Inc.  (the  "Distributor"),  for a portion of its costs  incurred  in  connection  with the  personal  service  and maintenance  of  accounts  that  hold  Class A shares of the  respective  Funds.  Under the Class A Service  Plans, reimbursement  is made  quarterly at an annual rate that may not exceed  0.25% of the average  annual net assets of
Class A shares of the respective  Funds.  The Distributor  currently uses all of those fees to compensate  dealers, brokers,  banks and other  financial  institutions  quarterly for providing  personal  service and  maintenance  of accounts of their customers that hold Class A shares of the respective Funds.

         Both Funds have adopted  Distribution  and Service Plans and Agreements under Rule 12b-1 of the Investment
Company Act for Class B, Class C and Class N shares.  These plans  compensate the  Distributor for its services and costs in  connection  with the  distribution  of Class B, Class C and Class N shares and the  personal  service and maintenance of shareholder  accounts.  Under each Class B and Class C Plan, the Funds pay the Distributor a service fee at an annual rate of 0.25% of average  annual net assets and an  asset-based  sales charge at an annual rate of
0.75% of average  annual net assets.  Under each Class N Plan,  the Funds pay the  Distributor  a service fee at an annual rate of 0.25% of average  annual net assets and an  asset-based  sales  charge at an annual rate of 0.25% of average annual net assets.  All fee amounts are computed on the average  annual net assets of the class  determined as of the close of each  regular  business  day of each  Fund.  The  Distributor  uses all of the  service  fees to compensate  dealers for  providing  personal  services and  maintenance  of accounts of their  customers  that hold shares of the Funds.  The Class B and Class N asset-based  sales charge is retained by the  Distributor.  After the first year, the Class C asset-based sales charge is paid to the  broker-dealer as an ongoing  concession for shares that have been  outstanding for a year or more. The terms of the Funds'  respective  Distribution and Service Plans are substantially similar.

         For a detailed  description  of each Fund's  distribution-related  services,  see the section below titled
"Comparison of Investment  Objectives and Policies - How do the Account  Features and Shareholder  Services for the
Funds Compare?"

         Purchases,  Redemptions,  Exchanges and other Shareholder Services - Both Funds have the same requirements and restrictions in connection with purchases,  redemptions and exchanges.  In addition,  each Fund also offers the same types of shareholder  services.  More detailed  information  regarding purchases,  redemptions,  exchanges and shareholder  services can be found below in the section  below titled  "Comparison  of  Investment  Objectives  and
Policies - How do the Account Features and Shareholder Services for the Funds Compare?"

         Dividends and  Distributions  - Both Funds may declare  dividends from net investment  income and may make distributions  out of any  capital  gains  separately  for each class of shares  annually  and pay those  dividends and/or  capital  gains  distributions  to  shareholders  in December on a date  selected by the Board of each Fund.
There can be no assurance  that either Fund will pay any dividends or capital gains  distributions  in a particular year.

         For a  detailed  description  of each  Fund's  policy on  dividends  and  distributions,  see the  section entitled  "Comparison of Investment  Objectives and Policies - How do the account features and shareholder services for the Funds compare?"

                   What are the Principal Risks of an Investment in Europe Fund or Global Fund?

         As with most  investments,  investments  in Europe Fund and Global  Fund  involve  risks.  There can be no guarantee  against loss  resulting  from an investment in either Fund,  nor can there be any assurance  that either
Fund will achieve its  investment  objective.  The risks  associated  with an  investment in each Fund are similar.
Because both Funds invest  substantially  in stocks of foreign  companies,  the value of each Fund's portfolio will be affected by changes in the foreign stock  markets.  Changes in the overall  market prices of securities  and the income they pay can occur at any time.  The share  prices of each Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

         For more  information  about the risks of the Funds,  see below "What are the main risk associated with an investment in the Funds?" under the heading "Comparison of Investment Objectives and Policies."

                                          REASONS FOR THE REORGANIZATION

         At a meeting of the Board of Trustees of Europe Fund held April 17,  2003,  the Board  considered  whether to approve the proposed  Reorganization  and reviewed and discussed with the Manager and independent  legal counsel the materials  provided by the Manager  relevant to the proposed  Reorganization.  Information  with respect to the
Funds'  respective  investment  objectives and policies,  management  fees,  distribution  fees and other operating expenses, historical performance and asset size, was included in the Board materials.

         The Board  reviewed  information  demonstrating  that Europe  Fund is a  significantly  smaller  fund with approximately  $8.3 million in net assets as of March 31, 2003. The Board  considered that Europe Fund's assets may not  increase  substantially  in size in the near  future,  and that its expense  ratios might remain high as fixed expenses are borne by a relatively  small fund. In comparison,  Global Fund had  approximately  $5,941.7 million in net  assets as of March  31,  2003.  After the  Reorganization,  the  shareholders  of  Europe  Fund  would  become shareholders  of a larger fund that is  anticipated  to have lower  overall  operating  expenses  than Europe Fund.
Economies of scale may benefit shareholders of Europe Fund.

         The Board  considered  the fact that both  Funds have the same  investment  objective  of seeking  capital appreciation.  Additionally,  the Board  considered  that both Funds invest in foreign  equities,  and reviewed the differences  in their  respective  investment  focus.  Under normal market  conditions,  Europe Fund will invest at least 80% of its net assets (plus any borrowing for  investment  purposes) in common stocks of European  companies.
It currently  invests mainly in developed  European  markets.  Global Fund has a much broader  geographic  mix. Its portfolio holdings can include holdings of securities of European  companies,  companies in other foreign countries and in the U.S., depending on perceived investment opportunities.

         The Board noted that  Global  Fund's  management  fee ratio is lower than that of Europe  Fund.  The Board also  considered  that Global  Fund's  long-term  performance  has been  superior to that of Europe  Fund.  It also considered that the procedures for purchases,  exchanges and redemptions of shares of both Funds are  substantially similar and that both Funds offer the same investor services and options.

         The Board also  considered the terms and conditions of the  Reorganization,  including that there would be no sales charge imposed in effecting the  Reorganization  and that the  Reorganization is expected to be a tax-free reorganization.  The Board concluded that Europe Fund's  participation  in the transaction is in the best interests of the Fund and that the  Reorganization  would not result in a dilution of the interests of existing  shareholders of Europe Fund.

         After  consideration  of the above factors,  and such other factors and information as the Board of Europe
Fund deemed  relevant,  the Board,  including  the  Trustees  who are not  "interested  persons" (as defined in the
Investment  Company Act) of either Europe Fund or the Manager (the "Independent  Trustees"),  unanimously  approved the  Reorganization  and the  Reorganization  Agreement and voted to recommend its approval to the  shareholders of
Europe Fund.

         The Board of Global Fund also  determined  that the  Reorganization  was in the best  interests  of Global
Fund and its  shareholders  and that no dilution would result to those  shareholders.  Global Fund  shareholders do not vote on the  Reorganization.  The  Board of  Global  Fund,  including  the  Independent  Trustees,  unanimously approved the Reorganization and the Reorganization Agreement.

         For the reasons  discussed  above,  the Board, on behalf of Europe Fund,  recommends that you vote FOR the
Reorganization  Agreement.  If  shareholders  of Europe  Fund do not  approve  the  Reorganization  Agreement,  the
Reorganization will not take place.

                                       INFORMATION ABOUT THE REORGANIZATION

                           This is only a summary  of the  Reorganization  Agreement.  You  should  read the actual form of Reorganization Agreement. It is attached as Exhibit A.

How will the Reorganization be carried out?

         If the shareholders of Europe Fund approve the  Reorganization  Agreement,  the  Reorganization  will take place after  various  conditions  are  satisfied  by Europe  Fund and Global  Fund,  including  delivery of certain documents.  The Closing  Date is  presently  scheduled  for October 17, 2003 and the  Valuation  Date is  presently scheduled for October 16, 2003.

         If shareholders of Europe Fund approve the  Reorganization  Agreement,  Europe Fund will deliver to Global
Fund  substantially  all of its net assets on the  closing  date.  In  exchange,  shareholders  of Europe Fund will receive  Class A, Class B, Class C, Class N and Class Y Global  Fund  shares  that have a value equal to the dollar value of the  assets  delivered  by Europe  Fund to Global  Fund.  Europe  Fund  will  then be  liquidated  and its outstanding  shares will be cancelled.  The stock transfer  books of Europe Fund will be permanently  closed at the close of business on the Valuation  Date. Only  redemption  requests  received by the Transfer Agent in proper form on or before the close of business on the  Valuation  Date will be fulfilled by Europe  Fund.  Redemption  requests received after that time will be considered requests to redeem shares of Global Fund.

         Shareholders  of Europe  Fund who vote  their  Class A,  Class B,  Class C,  Class N and Class Y shares in favor of the  Reorganization  will be electing in effect to redeem  their  shares of Europe Fund at net asset value on the Valuation Date,  after Europe Fund subtracts a cash reserve,  and reinvest the proceeds in Class A, Class B,
Class C, Class N and Class Y shares of Global Fund at net asset  value.  The cash  reserve is that amount  retained by  Europe  Fund,  which is  deemed  sufficient  in the  discretion  of the Board  for the  payment  of the  Fund's outstanding  debts and expenses of  liquidation.  Global Fund is not assuming any debts of Europe Fund except debts for unsettled securities  transactions and outstanding  dividend and redemption checks.  Europe Fund will recognize capital gain or loss on any sales of portfolio securities made prior to the Reorganization.

         Under the  Reorganization  Agreement,  within one year after the Closing  Date,  Europe  Fund  shall:  (a)
either pay or make  provision for all of its debts and taxes;  and (b) either (i) transfer any remaining  amount of the cash reserve to Global Fund, if such  remaining  amount is not material (as defined  below) or (ii)  distribute such  remaining  amount to the  shareholders  of Europe  Fund who were  shareholders  on the  Valuation  Date.  The remaining  amount shall be deemed to be material if the amount to be  distributed,  after  deducting  the estimated expenses  of the  distribution,  equals  or  exceeds  one cent per  share  of the  number  of  Europe  Fund  shares outstanding  on the  Valuation  Date.  If the  cash  reserve  is  insufficient  to  satisfy  any of  Europe  Fund's liabilities,  the Manager will assume responsibility for any such unsatisfied liability.  Within one year after the
Closing Date, Europe Fund will complete its liquidation.

         Under the  Reorganization  Agreement,  either  Europe Fund or Global Fund may  abandon and  terminate  the
Reorganization  Agreement  for any reason and there shall be no liability for damages or other  recourse  available to the other Fund,  provided,  however,  that in the event that one of the Funds terminates this Agreement  without reasonable  cause,  it  shall,  upon  demand,  reimburse  the other  Fund for all  expenses,  including  reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

         To the  extent  permitted  by law,  the  Funds may agree to amend  the  Reorganization  Agreement  without shareholder  approval.  They may also agree to terminate and abandon the  Reorganization  at any time before or, to the extent permitted by law, after the approval of shareholders of Europe Fund.

Who will pay the expenses of the Reorganization?

         The cost of printing  and mailing the proxies and this  Prospectus  and Proxy  Statement  will be borne by
Europe  Fund.  The Funds will bear the cost of their  respective  tax  opinions.  Any  documents  such as  existing prospectuses  or annual  reports that are  included in the proxy  mailing or at a  shareholder's  request will be a cost of the Fund issuing the document.  Any other  out-of-pocket  expenses  associated with the Reorganization will be paid by the Funds in the amounts incurred by each.

What are the tax consequences of the Reorganization?

         The  Reorganization  is intended to qualify as a tax-free  reorganization  for federal income tax purposes under  Section  368(a)(1)  of the Internal  Revenue  Code of 1986,  as amended.  Based on certain  assumptions  and representations  received  from Europe  Fund and Global  Fund,  it is  expected to be the opinion of KPMG LLP,  tax advisor to Europe Fund,  that  shareholders  of Europe Fund will not recognize any gain or loss for federal  income tax  purposes as a result of the  exchange of their  shares for shares of Global  Fund,  and that  shareholders  of
Global Fund will not recognize any gain or loss upon receipt of Europe Fund's  assets.  If this type of tax opinion is not  forthcoming,  the Fund  may  still  choose  to go  forward  with the  Reorganization,  pending  shareholder approval.  In  addition,  neither  Fund  is  expected  to  recognize  a gain  or loss  as a  direct  result  of the
Reorganization.

         Immediately  prior to the Valuation  Date,  Europe Fund will pay a dividend  which will have the effect of distributing to Europe Fund's  shareholders all of Europe Fund's net investment  company taxable income for taxable years ending on or prior to the Closing Date  (computed  without  regard to any deduction  for dividends  paid) and all of its net capital  gains,  if any,  realized in taxable  years  ending on or prior to the Closing  Date (after reduction for any available capital loss  carry-forward).  Such dividends will be included in the taxable income of
Europe Fund's shareholders as ordinary income and capital gain, respectively.

         You will continue to be  responsible  for tracking the purchase cost and holding period of your shares and should consult your tax advisor  regarding the effect,  if any, of the  Reorganization  in light of your individual circumstances.  You should also consult your tax advisor as to state and local and other tax consequences,  if any, of the Reorganization because this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N and Class Y shares of Global Fund?

         The rights of shareholders of both Funds are  substantially  the same.  Class A, Class B, Class C, Class N and/or  Class Y shares of Global Fund will be  distributed  to  shareholders  of Class A, Class B, Class C, Class N and/or Class Y shares of Europe Fund,  respectively,  in  connection  with the  Reorganization.  Each share will be fully paid and  nonassessable  when issued will have no preemptive or conversion rights and will be transferable on the books of Global Fund.  Each Fund's  Declaration  of Trust  contains an express  disclaimer  of  shareholder  or
Trustee liability for the Fund's  obligations,  and provides for  indemnification and reimbursement of expenses out of its property for any shareholder  held personally  liable for its obligations.  Neither Fund permits  cumulative voting. The shares of Global Fund will be recorded  electronically in each shareholder's account.  Global Fund will then send a confirmation to each shareholder.  Shareholders of Europe Fund holding certificates  representing their shares will not be required to  surrender  their  certificates  in  connection  with the  reorganization.  However, former  shareholders  of Europe Fund whose shares are  represented by outstanding  share  certificates  will not be allowed to redeem or exchange shares of Global Fund they receive in the  Reorganization  until the exchanged Europe
Fund certificates have been returned to the Transfer Agent.

         Like Europe Fund, Global Fund does not routinely hold annual shareholder meetings.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganization?

         The following table sets forth the  capitalization  (unaudited) of Europe Fund and Global Fund as of March
31, 2003 and indicates the pro forma  combined  capitalization  as of March 31, 2003 as if the  Reorganization  had
occurred on that date.

--------------------------------------------------------------------------------------------------------------------
Europe Fund                              Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class A                                       $4,561,138                   1,071,536           $4.26
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class B                                       $2,575,445                     624,121           $4.13
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class C                                       $1,074,090                     259,085           $4.15
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class N                                          $34,691                       8,223           $4.22
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class Y                                          $47,584                      10,953           $4.34
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                            $8,292,948                   1,973,918
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Global Fund                              Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class A                                   $4,268,684,276                 127,887,438           $33.38
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class B                                     $976,767,359                  31,108,166           $31.40
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class C                                     $441,987,779                  13,855,366           $31.90
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class N                                      $69,373,066                   2,087,155           $33.24
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class Y                                     $184,883,945                   5,512,699           $33.54
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                        $5,941,696,425                 180,450,824
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Global Fund                              Net Assets                   Shares                 Net Asset Value
(Pro Forma Surviving Fund)*                                        Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class A                                   $4,273,245,414                 128,024,087           $33.38
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class B                                     $979,342,804                  31,190,189           $31.40
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class C                                     $443,061,869                  13,889,036           $31.90
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class N                                      $69,407,757                   2,088,199           $33.24
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class Y                                     $184,931,529                   5,514,118           $33.54
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                        $5,949,989,373                 180,705,629
----------------------------------------------------------------------------------------

*Reflects  the  issuance of 136,649  Class A shares,  82,023 Class B shares,  33,670 Class C shares,  1,044 Class N shares  and  1,419  Class Y shares  of Global  Fund in a  tax-free  exchange  for the net  assets  of Europe  Fund, aggregating $8,292,948.

                                 COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

                           This section  describes  key  investment  policies of Europe Fund and Global  Fund,  and certain noteworthy differences between the investment objectives and policies of the two Funds.

                           Are there any significant  differences between the investment  objectives and strategies of the Funds?

         In considering whether to approve the Reorganization, shareholders of Europe Fund should consider the differences in investment objectives, policies and risks of the Funds. Further information about Global Fund is set forth in its Prospectus, as supplemented, which accompanies this Prospectus and Proxy Statement and is incorporated herein by reference. Additional information about both Funds is set forth in their respective
Statements of Additional Information, Annual Reports and Semi-Annual Reports, which may be obtained upon request to the Transfer Agent. See "Information about Europe Fund" and "Information about Global Fund."

         Europe Fund and Global Fund have the same investment  objectives.  Both Funds' investment  objective is to seek  capital  appreciation.  Although  both Funds invest  substantially  in equities of foreign  securities,  only
Europe Fund focuses on  securities  of European  countries,  and only Global Fund may also invest in  securities of
U.S. and other non-European  companies (as well as in securities of European countries).  This is explained further in "How do the Investment Policies of the Funds Compare?" below.

What are the main risk associated with an investment in the Funds?

         Like all  investments,  an  investment  in both of the Funds  involves  risk.  There is no assurance  that either  Fund  will meet its  investment  objective.  The  achievement  of the  Funds'  goals  depends  upon  market conditions,  generally,  and on the portfolio  manager's  analytical  and portfolio  management  skills.  The risks described  below  collectively  form the risk  profiles  of the  Funds,  and can  affect  the  value of the  Funds'
investments,  investment  performance and prices per share.  There is also the risk that poor securities  selection by the Manager will cause Global Fund to  underperform  other funds  having a similar  objective.  These risks mean that you can lose money by investing in either  Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.

How do the investment policies of the Funds compare?

         Both funds invest in foreign  equities.  However,  their  respective  focuses are different.  Under normal market  conditions,  Europe Fund will invest at least 80% of its net assets  (plus any  borrowings  for  investment purposes) in common  stocks of European  companies.  It currently  invests  mainly in developed  European  markets.
Global Fund had roughly one-third of its invested  portfolio  invested in securities of European  companies,  as of
March 31, 2003.  However its geographic mix can vary, and can include a substantial  U.S./Canadian  position (as of
March 31, 2003, over 40% of its invested assets), depending on perceived investment opportunities.

Risks of Investing in Stocks.  Stocks fluctuate in price,  and their  short-term  volatility at times may be great.
Because  the Funds  currently  invest  primarily  in common  stocks,  the value of the  Funds'  portfolios  will be affected by changes in the stock markets in which they invest.  Because Europe Fund invests  primarily in stocks of
European  companies,  the value of Europe Fund's  portfolio may be affected by changes in the  particular  European stock markets in which it invests.  Because Global Fund invests in stocks of a broad range of countries,  the value of Global Fund's  portfolio  may be affected by changes in stock markets in the U.S. and in foreign stock  markets.
Market risk will affect the Funds' net asset  values per share,  which will  fluctuate  as the values of the Fund's portfolio  securities  change.  A variety of factors can affect the price of a particular  stock, and the prices of individual  stocks do not all move in the same  direction  uniformly or at the same time.  Different  stock markets may behave differently from each other.

         Other factors can affect a particular  stock's price,  such as poor earnings  reports by the issuer,  loss of major  customers,  major  litigation  against the issuer,  or changes in  government  regulations  affecting the issuer.  While Global Fund  currently  invests  mainly in  securities  of large and medium cap companies and Europe
Fund currently  invests  mainly in securities of large cap  companies,  both Funds can also buy stocks of small cap companies which may have more volatile stock prices than companies with a larger capitalization.

Illiquid  and  Restricted  Securities.  Investments  may be  illiquid  because  they do not have an active  trading market,  making it  difficult  to value them or dispose of them  promptly  at an  acceptable  price.  A  restricted security  is one that has a  contractual  restriction  on its resale or that  cannot be sold  publicly  until it is registered  under the Securities Act of 1933.  Neither Global Fund nor Europe Fund will invest more than 10% of its net assets in illiquid or  restricted  securities  (the Board can increase that limit to 15%).  Certain  restricted securities  that are eligible for resale to qualified  institutional  purchasers  may not be subject to that limit.
The  Manager  monitors  holdings  of  illiquid  securities  on an ongoing  basis to  determine  whether to sell any holdings to maintain adequate liquidity.

Risks of  Foreign  Investing.  The Funds  normally  invest a  substantial  percentage  of their  assets in  foreign securities.  Europe Fund invests substantially in stocks of European countries.  While foreign securities may offer special investment opportunities, there are also special risks.

         The change in value of a foreign  currency  against  the U.S.  dollar  will result in a change in the U.S.
dollar value of  securities  denominated  in that  foreign  currency.  Foreign  issuers are not subject to the same accounting and disclosure  requirements to which U.S. companies are subject.  The value of foreign  investments may be affected by exchange  control  regulations,  expropriation or  nationalization  of a company's  assets,  foreign taxes,  delays in settlement of  transactions,  changes in governmental  economic or monetary policy in the U.S. or abroad,  or other  political and economic  factors.  These risks could cause the prices of foreign  stocks to fall, and could  therefore  depress the share prices of both Funds.  Europe Fund's  greater focus on foreign stocks could increase its exposure to these risks.

Special  Risks of Emerging  and  Developing  Markets.  While both Funds  currently  focus on investing in developed markets,  each can also invest in emerging or developing markets.  Securities of issuers in emerging and developing markets may offer  special  investment  opportunities,  but present risks not found in more mature  markets.  Those securities  may be more  difficult  to sell at an  acceptable  price and their  prices  may be more  volatile  than securities of issuers in more  developed  markets.  Settlements  of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis.  These  investments  may be very speculative.  Europe Fund  currently does not intend to invest more than 5% of its total assets in any one emerging market  country,  and not to invest  more than 20% of its total  assets in  emerging  market  countries,  including
Eastern  European  countries (such as Russia and Poland).  Global Fund currently  intends to invest less than 5% of its total assets in securities of issuers of Eastern European countries.

         These countries might have less developed  trading  markets and exchanges.  Emerging market  countries may have less developed  legal and  accounting  systems and  investments  may be subject to greater risks of government restrictions  on withdrawing the sale proceeds of securities  from the country.  Economics of developing  countries may be more  dependent on relatively  few  industries  that may be highly  vulnerable to local and global  changes.
Governments  may be more  unstable  and  present  greater  risks of  nationalization  or  restrictions  on  foreign ownership of stocks of local companies.

Derivative  Investments.  Both Funds can invest in a number of different kinds of "derivative"  investments to seek increased  returns or to try to hedge investment  risks.  They do not do so currently to a significant  degree.  In general  terms,  a  derivative  investment  is one whose  value  depends  on (or is  derived  from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives.

         Derivatives  have risks.  If the issuer of the derivative  does not pay the amount due, the Funds can lose money on their  investment.  The  underlying  security or  investment  on which the  derivative  is based,  and the derivative  itself,  might not perform the way the Manager  expected  it to perform.  If that  happens,  the Funds'
share price could decline or the Funds could get less income than  expected.  The Funds have limit on the amount of particular  types of derivatives  they can hold.  However,  using  derivatives can cause the Funds to lose money on its investment and/or increase the volatility of its share prices.

Hedging.  Both Funds can buy and sell forward  contracts,  futures contracts,  and put and call options.  These are all referred to as "hedging  instruments." The Funds are not required to hedge to seek their objectives.  The Funds have limits on their use of hedging instruments and do not use them for speculative purposes.

         Hedging  involves risks.  Options trading  involves  payment of premium and has special tax effects on the
Funds.  If the Manager used a hedging  instrument at the wrong time or judged market  conditions  incorrectly,  the strategy  could reduce the Funds'  return.  The Funds could also  experience  losses if the prices of their futures and options  positions were not correlated  with their other  investments or if they could not close out a position because of an illiquid market.

Portfolio  Turnover.  Both Funds' investment  process may cause the Funds to engage in active and frequent trading.
Therefore,  the Funds may  engage in  short-term  trading  while  trying to  achieve  their  objectives.  Portfolio turnover  increases  brokerage  costs the Funds pay (and reduces  performance).  If the Funds realize capital gains when they sell their  portfolio  investments,  they must generally pay those gains out to  shareholders,  which may increase their taxable distributions.

Temporary  Defensive  and  Interim  Investments.  In  times of  unstable  adverse  market,  economic  or  political conditions,  both Funds can invest up to 100% of their assets in temporary  investments that are inconsistent  with the Funds' principal  investment  strategies.  These would ordinarily be U.S. government  securities,  highly-rated commercial paper or other short-term corporate debt obligations,  bank deposits or repurchase agreements.  For cash management  purposes,  the  Funds  can hold cash  equivalents  such as  commercial  paper,  repurchase  agreements,
Treasury  bills  and other  short-term  U.S.  government  securities.  The Funds  might  also hold  these  types of securities  pending the  investment  of  proceeds  from the sale of  portfolio  securities  or to meet  anticipated redemptions  of Fund  shares.  To the extent  either Fund invests  defensively  in these  securities,  it might not achieve its investment objective of capital appreciation.

What are the fundamental investment restrictions of the Funds?

         Both Europe Fund and Global Fund have certain  additional  investment  restrictions  that,  together  with their investment objectives,  are fundamental policies,  changeable only by shareholder approval.  Generally, these investment restrictions are similar between the Funds and are discussed below:

o        Neither  Fund can buy  securities  issued  or  guaranteed  by any one  issuer if more than 5% of its total assets  would be  invested  in  securities  of that  issuer or if it would  then own more than 10% of that issuer's voting  securities.  That restriction  applies to 75% of the Fund's total assets.  The limit does not apply to securities issued by the U.S.  government or any of its agencies or  instrumentalities.  This means that each Fund is presently a "diversified" investment company under the Investment Company Act.

o        Neither Fund can buy or sell real estate.  However,  they can purchase  securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

o        Neither Fund can  underwrite  securities of other  companies.  A permitted  exception is in case a Fund is deemed to be an underwriter  under the  Securities  Act of 1933 when reselling any securities  held in its own portfolio.

o        Neither Fund can issue "senior  securities," but this does not prohibit certain investment  activities for which assets of the Funds are designated as segregated,  or margin,  collateral or escrow arrangements are established,  to cover the related  obligations.  Examples of those  activities  include  borrowing money, reverse repurchase  agreements,  delayed-delivery  and when-issued  arrangements for portfolio  securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o        Neither Fund can mortgage,  pledge or otherwise  encumber,  transfer or assign any of its assets to secure a debt.  Collateral  arrangements  for premium and margin payments in connection with hedging  instruments are not deemed to be a pledge of assets.

o        Neither  Fund can lend  money.  However,  the  Funds  can  invest in debt  instruments  and make  loans of portfolio securities.

o        Neither  Fund can  concentrate  investments.  That means  neither Fund can invest 25% or more of its total assets  in  companies  in any  one  industry.  Obligations  of  the  U.S.  government,  its  agencies  and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

o        Neither  Fund can  invest in  companies  for the  purpose of  acquiring  control  or  management  of those companies. For Europe Fund, this is a non-fundamental policy.

o        Neither  Fund can invest in or hold  securities  of any issuer if officers and Trustees of the Fund or the
         Manager  individually  beneficially  own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer. For Europe Fund, this is a non-fundamental policy.

o        Neither Fund can buy  securities  on margin.  However,  the Funds can make margin  deposits in  connection with its use of hedging instruments. For Europe Fund, this is a non-fundamental policy.

o        Europe  Fund can borrow  money in excess of  one-third  of the value of its total  assets,  and can borrow only from banks.  Each Fund can borrow only if it  maintains a 300% ratio of assets to  borrowings  at all times in the manner set forth in the Investment  Company Act.  Global Fund has the ability to borrow up to
         10% of the value of its net  assets  from  banks on an  unsecured  basis to invest  in  borrowed  funds in portfolio  securities.  This speculative technique is known as "leverage." If Global Fund does borrow, its expenses  will be greater,  and its net asset value  might  fluctuate  more than that of funds that do not borrow.

o        Global Fund cannot  invest in  commodities  or  commodity  contracts,  other than the hedging  instruments permitted by any of its other fundamental  policies.  It does not matter whether the hedging instrument is considered to be a commodity or commodity contract.

o        Global Fund cannot invest in oil, gas or other mineral exploration or development programs.

o        Global Fund cannot invest in  securities  of other  open-end  investment  companies,  except in connection with a merger,  consolidation,  reorganization or acquisition of assets, or invest more than 5% of its net
         assets  in  closed-end  investment  companies,   including  small  business  investment  companies.   Such
         investments may not be made at commission rates in excess of normal brokerage commissions.

o        Global Fund cannot  invest more that 5% of its assets in warrants or rights.  That limit does not apply to warrants  acquired  as part of a unit or that are  attached  to other  securities.  No more than 2% of the
         Fund's total assets may be invested in warrants that are not listed on either the New York Stock  Exchange or the American Stock Exchange.

How do the account features and shareholder services for the Funds compare?

         Investment  Management-  Pursuant to each Fund's investment  advisory  agreement,  the Manager acts as the investment  advisor for both Funds.  The  Manager  selects  securities  for each Fund's  portfolio  and handles its day-to-day  business.  The  portfolio  manager of each Fund is  employed  by the  Manager  and is the person who is principally  responsible  for the day-to-day  management of that Fund's  portfolio.  Other members of the Manager's
Equity Portfolio Team provide the portfolio managers with counsel and support in managing each Fund's portfolio.

         The advisory  agreements  require the Manager,  at its expense,  to provide the Funds with adequate office space,  facilities and equipment.  The agreements  also require the Manager to provide and supervise the activities of all  administrative  and clerical  personnel  required to provide effective  administration for the Funds. Those responsibilities  include  the  compilation  and  maintenance  of records  with  respect to their  operations,  the preparation and filing of specified  reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Funds.

         Each Fund pays expenses not expressly  assumed by the Manager under the advisory  agreement.  The advisory agreements list examples of expenses paid by each Fund. The major categories relate to interest,  taxes,  brokerage commissions,  fees to Independent Trustees,  legal and audit expenses,  custodian bank and transfer agent expenses, share issuance costs,  certain printing and registration  costs and non-recurring  expenses,  including  litigation costs.

         Both investment  advisory  agreements  generally provide that in the absence of willful  misfeasance,  bad faith,  gross  negligence in the  performance  of its duties or reckless  disregard of its  obligations  and duties under the investment advisory  agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection  with any matters to which the  agreement(s)  relate.  The agreements  permit the
Manager to act as investment  advisor for any other person,  firm or corporation.  Pursuant to each agreement,  the
Manager is permitted to use the name  "Oppenheimer" in connection with other investment  companies for which it may act as investment  advisor or general  distributor.  If the Manager  shall no longer act as  investment  advisor to either Fund, the Manager may withdraw the right of that Fund to use the name "Oppenheimer" as part of its name.

         The Manager is controlled by  Oppenheimer  Acquisition  Corp.,  a holding  company owned in part by senior officers of the Manager and ultimately  controlled by Massachusetts  Mutual Life Insurance  Company,  a mutual life insurance  company that also advises  pension plans and  investment  companies.  The Manager has been an investment advisor since January 1960. The Manager  (including  subsidiaries and an affiliate)  managed more than $120 billion in assets as of March 30, 2003,  including other Oppenheimer funds with more than 7 million  shareholder  accounts.
The Manager is located at 498 Seventh Avenue, 10th Floor, New York, New York 10018.  OppenheimerFunds  Services,  a
division of the Manager,  acts as transfer  and  shareholder  servicing  agent for both Europe Fund and Global Fund and for certain other open-end funds managed by the Manager and its affiliates.

         Distribution  -  Pursuant  to each  Fund's  General  Distributor's  Agreements,  the  Distributor  acts as principal  underwriter  in a  continuous  public  offering  of shares of Europe  Fund and Global  Fund,  but is not obligated to sell a specific number of shares.  Expenses normally attributable to sales,  including advertising and the cost of printing and mailing  prospectuses  other than those furnished to existing  shareholders,  are borne by the Distributor,  except for those for which the Distributor is paid under each Fund's Rule 12b-1  Distribution and
Service Plans, described below.

         Both Funds have adopted a Service Plan and Agreement  under Rule 12b-1 of the  Investment  Company Act for their Class A shares.  The Service Plan  provides for the  reimbursement  to the  Distributor  for a portion of its costs  incurred in  connection  with the personal  service and  maintenance  of accounts  that hold Class A shares.
Under the plan,  reimbursement  is made quarterly at an annual rate that may not exceed 0.25% of the average annual net  assets  of Class A shares  of the  Funds.  The  Distributor  currently  uses all of those  fees to  compensate dealers,  brokers,  banks and other financial  institutions quarterly for expenses they incur in providing personal service and maintenance of accounts of their customers that hold Class A shares.

         Both Funds have adopted  Distribution  and Service  Plans under Rule 12b-1 of the  Investment  Company Act for their Class B, Class C and Class N shares.  The Funds' Plans  compensate  the  Distributor  for its services in distributing  Class B, Class C and Class N shares and servicing  accounts.  Under both Funds' Plans,  the Funds pay the  Distributor  an  asset-based  sales  charge at an annual  rate of 0.75% of Class B and Class C assets,  and an annual  asset-based  sales charge of 0.25% on Class N shares.  The Distributor also receives a service fee 0.25% of average  annual net assets under each plan.  All fee amounts are  computed on the average  annual net assets of the class  determined  as of the close of each  regular  business  day of each Fund.  The  Distributor  uses all of the service fees to compensate  broker-dealers  for providing  personal  services and  maintenance of accounts of their customers  that hold shares of the Funds.  The Class B and Class N  asset-based  sales  charges are retained by the
Distributor.  After the first year, the Class C asset-based  sales charges are paid to  broker-dealers  who hold or whose  clients hold Class C shares as an ongoing  concession  for shares that have been  outstanding  for a year or more.

         Purchases  and  Redemptions  - Both Funds are part of the  OppenheimerFunds  family of mutual  funds.  The procedures for purchases,  exchanges and redemptions of shares of the Funds are  substantially  the same. Shares of either  Fund may be  exchanged  for shares of the same  class of other  Oppenheimer  funds  offering  such  shares.
Exchange privileges are subject to amendment or termination at any time.

         Both Funds have the same initial and  subsequent  minimum  investment  amounts for the purchase of shares.
These amounts are $1,000 and $50,  respectively.  Both Funds have a maximum  initial sales charge of 5.75% on Class
A shares for purchases of less than  $25,000.  The sales charge of 5.75% is reduced for purchases of Class A shares of $25,000 or more.  Investors  who  purchase $1 million or more of Class A shares pay no initial  sales charge but may have to pay a contingent  deferred  sales  charge of up to 1% if the shares are sold within 18 calendar  months from the  beginning of the calendar  month during which they were  purchased.  Class B shares of the Funds are sold without a  front-end  sales  charge  but may be  subject  to a  contingent  deferred  sales  charge  ("CDSC")  upon redemption  depending on the length of time the shares are held.  The CDSC begins at 5% for shares  redeemed in the first year and  declines  to 1% in the sixth year and is  eliminated  after that.  Class C shares may be  purchased without an initial  sales  charge,  but if redeemed  within 12 months of buying them, a CDSC of 1% may be deducted.
Class N shares are purchased  without an initial sales charge,  but if redeemed  within 18 months of the retirement plan's first purchase of N shares, a CDSC of 1% may be deducted.

         Both the Funds  assess a 2% fee on the  proceeds of fund shares  that are  redeemed  (either by selling or exchanging to another  Oppenheimer  fund) within thirty days of their purchase.  Both Funds assess a $12 annual fee on any account  valued at less than $500.  Further  details on the  redemption  fee, on the annual "small  account"
fee, and on circumstances  for which either fee will not be assessed,  are in each Fund's  prospectus and Statement of Additional Information.

         Class A, Class B, Class C, Class N and Class Y shares of Global Fund received in the  Reorganization  will be issued at net asset value,  without a sales charge and no CDSC or  redemption  fee will be imposed on any Europe
Fund shares exchanged for Global Fund shares as a result of the Reorganization.  However,  any CDSC that applies to
Europe  Fund  shares  as of the date of the  exchange  will  carry  over to  Global  Fund  shares  received  in the
Reorganization.  Shares  acquired in the  reorganization  may be subject to the redemption  fee discussed  above if redeemed within 30 days of purchase.

         Shareholder  Services--Both  Funds also offer the following  privileges:  (i) Right of  Accumulation,  (ii)
Letter of Intent,  (iii)  reinvestment  of dividends  and  distributions  at net asset value,  (iv) net asset value purchases by certain  individuals and entities,  (v) Asset Builder  (automatic  investment)  Plans,  (vi) Automatic
Withdrawal  and  Exchange  Plans for  shareholders  who own  shares of the  Funds  valued at $5,000 or more,  (vii)
AccountLink and PhoneLink  arrangements,  (viii)  exchanges of shares for shares of the same class of certain other funds at net asset value,  and (ix)  telephone and Internet  redemption and exchange  privileges.  Global Fund also offers wire redemptions of fund shares (for a fee);  Europe Fund does not offer this feature.  All of such services and  privileges  are subject to  amendment  or  termination  at any time and are subject to the terms of the Funds'
respective prospectuses.

         Dividends and Distributions - Both Funds intend to declare  dividends  separately for each class of shares from net  investment  income on an annual basis and to pay those  dividends to  shareholders  in December on a date selected by the Board of Trustees of each Fund.  Dividends  and the  distributions  paid on Class A, Class B, Class
C, Class N or Class Y shares may vary over time,  depending on market  conditions,  the  composition  of the Funds'
portfolios,  and expenses borne by the particular class of shares.  Dividends paid on Class A shares will generally be higher  than those paid on Class B, Class C, Class N or Class Y shares,  which  normally  have  higher  expenses than Class A. The Funds have no fixed  dividend  rates and there can be no guarantee  that either Fund will pay any dividends or distributions.

         Either  Fund may  realize  capital  gains on the sale of  portfolio  securities.  If it does,  it may make distributions  out of any net  short-term or long-term  capital gains in December of each year.  The Funds may make supplemental distributions of dividends and capital gains following the end of their fiscal years.

                                                VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

         The affirmative  vote of the holders of a "majority of the outstanding  voting  securities" (as defined in the Investment  Company Act) of Europe Fund,  voting in the aggregate and not by class, is necessary to approve the
Reorganization  Agreement and the transactions  contemplated thereby. As defined in the Investment Company Act, the vote of a  majority  of the  outstanding  voting  securities  means  the vote of (1) 67% or more of  Europe  Fund's outstanding  shares present at a meeting if the holders of more than 50% of the outstanding  shares of the Fund are present or represented by proxy;  or (2) more than 50% of the Fund's  outstanding  shares,  whichever is less. Each shareholder  will be entitled to one vote for each full share,  and a fractional vote for each fractional  share of
Europe Fund held on the Record Date.  If  sufficient  votes to approve the proposal are not received by the date of the Meeting,  the Meeting may be adjourned to permit further  solicitation of proxies. The holders of a majority of shares  entitled to vote at the Meeting and present in person or by proxy  (whether or not sufficient to constitute a quorum) may adjourn the Meeting to permit further solicitation of proxies.

How do I ensure my vote is accurately recorded?

         You can vote in either of three ways:
o        By mail, with the enclosed proxy card.
o        In person at the Meeting (if you are a record owner).
o        By telephone (please see the insert for instructions).

         A proxy  card is,  in  essence,  a  ballot.  If you  simply  sign and date the  proxy  but give no  voting instructions,  your shares will be voted in favor of the  Reorganization  Agreement.  Shareholders may also be able to vote by telephone to the extent permitted by state law.

Can I revoke my proxy?

         Yes.  You may revoke your proxy at any time before it is voted by (i) writing to the  Secretary  of Europe
Fund at 498 Seventh  Avenue,  10th Floor,  New York,  New York 10048 (if received in time to be acted  upon);  (ii)
attending the Meeting and voting in person;  or (iii)  signing and  returning a later-dated  proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

         The Board of Trustees of Europe  Fund does not intend to bring any matters  before the Meeting  other than those  described in this proxy.  It is not aware of any other  matters to be brought  before the Meeting by others.
If any other  matters  legally come before the Meeting,  the proxy  ballots  confer  discretionary  authority  with respect to such matters,  and it is the  intention of the persons named to vote proxies to vote in accordance  with their judgment in such matters.

Who is entitled to vote?

         Shareholders  of record of Europe Fund at the close of business on July 29, 2003 (the "record  date") will be entitled to vote at the  Meeting.  On July 29, 2003,  there were  _________  outstanding  shares of Europe Fund, consisting of _________  Class A shares,  _________  Class B shares,  _________  Class C shares,  _________ Class N shares and _________  Class Y shares.  On July 29, 2003,  there were _________  outstanding  shares of Global Fund, consisting of _________ Class A shares,  _________ Class B shares,  __________  Class C shares,  __________ Class N shares and __________ Class Y shares.  Proxies  representing  abstentions and broker non-votes will be included for purposes  of  determining  whether a quorum is present at the  Meeting,  but will be treated as votes not cast and, therefore,  will not be counted for purposes of  determining  whether the matters and  proposals  and motions to be voted upon at the Meeting have been approved.  For purposes of the Meeting,  a majority of shares  outstanding  and entitled to vote,  present in person or represented by proxy,  constitutes a quorum.  Global Fund  shareholders  do not vote on the Reorganization.

What other solicitations will be made?

         Europe Fund will request  broker-dealer  firms,  custodians,  nominees and  fiduciaries  to forward  proxy material to the beneficial  owners of the shares of record,  and may reimburse them for their  reasonable  expenses incurred in connection  with such proxy  solicitation.  In addition to  solicitations  by mail,  officers of Europe
Fund  or  officers  and  employees  of  OppenheimerFunds  Services,  without  extra  pay,  may  conduct  additional solicitations  personally or by telephone or telegraph.  Any expenses so incurred will be borne by OppenheimerFunds
Services.  Proxies may also be solicited by a proxy  solicitation  firm hired at Europe Fund's expense.  If a proxy solicitation  firm is hired, it is anticipated that the cost to Europe Fund of engaging a proxy  solicitation  firm would not exceed $40,000,  plus the additional  costs which would be incurred in connection  with contacting  those shareholders who have not voted, in the event of a need for resolicitation of votes.

         Shares owned of record by  broker-dealers  for the benefit of their customers  ("street  account  shares")
will be voted by the  broker-dealer  based on  instructions  received from its customers.  If no  instructions  are received,  and the  broker-dealer  does not have  discretionary  power to vote such  street  account  shares  under applicable  stock exchange rules,  the shares  represented  thereby will be considered to be present at the Meeting for  purposes of only  determining  the quorum  ("broker  non-votes").  Because of the need to obtain a vote of the majority of the  outstanding  voting  securities for the  Reorganization  proposal to pass,  abstentions and broker non-votes will have the same effect as a vote "against" the Proposal.

Are there appraisal rights?

         No.  Under the  Investment  Company Act,  shareholders  do not have rights of appraisal as a result of the
Reorganization.  Although  appraisal rights are unavailable,  you have the right to redeem your shares at net asset value until the closing date for the  Reorganization.  After the closing date,  you may redeem your new Global Fund shares or  exchange  them into  shares of  certain  other  funds in the  OppenheimerFunds  family of mutual  funds, subject to the terms of the prospectuses of both funds.

                                               INFORMATION ABOUT EUROPE FUND

         Information  about Europe Fund is included in the current  Europe Fund  Prospectus  dated October 23, 2002 and its  supplement  dated April 22, 2003.  This document has been filed with the SEC (SEC file no.  811-09097) and is  incorporated  herein by  reference.  Additional  information  about Europe Fund is also  included in the Fund's
Statement of Additional  Information  dated October 23, 2002 and its supplement  dated January 13, 2003, its Annual
Report dated August 31, 2002 and Semi-Annual  Report dated February 28, 2003,  respectively,  which have been filed with the SEC and are  incorporated  herein by  reference.  You may request free copies of these or other  documents relating  to Europe Fund by calling  1.800.708.7780  or by writing to  OppenheimerFunds  Services,  P.O.  Box 5270,
Denver,  CO 80217.  Reports and other  information  filed by Europe Fund can be inspected  and copied at: the SEC's
Public  Reference  Room in  Washington,  D.C.  (Phone  1.202.942.8090)  or the EDGAR database on the SEC's Internet website at  www.sec.gov.  Copies may be obtained  upon payment of a duplicating  fee by  electronic  request at the
SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference  Section,  Washington,  D.C.
                       ------------------
20549-0102.

                                               INFORMATION ABOUT GLOBAL FUND

         Information  about Global Fund is included in Global  Fund's  Prospectus  dated  November 22, 2003,  which accompany and are considered a part of this Prospectus and Proxy  Statement.  Additional  information  about Global
Fund is included in the Fund's  Statement of  Additional  Information  dated  November 22, 2002 and its  supplement dated March 31, 2003,  its Annual  Report dated  September  30, 2002 and  Semi-Annual  Report dated March 31, 2003, respectively,  which  have  been  filed  with the SEC (SEC  file  no.  811-1810)  and are  incorporated  herein  by reference.  You may request a free copy of these materials and other  information by calling  1.800.708.7780  or by writing to Global Fund at  OppenheimerFunds  Services,  P.O.  Box 5270,  Denver,  CO 80217.  Global Fund also files proxy materials,  reports and other information with the SEC in accordance with the  informational  requirements of the  Securities  and Exchange Act of 1934 and the  Investment  Company Act.  These  materials  can be inspected and copied at: the SEC's Public  Reference Room in Washington,  D.C. (Phone:  1.202.942.8090)  or the EDGAR database on the SEC's Internet  website at www.sec.gov.  Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's  e-mail  address:  publicinfo@sec.gov  or by writing to the SEC's  Public  Reference  Section,
                                        ------------------
Washington, D.C. 20549-0102.

                                                   PRINCIPAL SHAREHOLDERS

         As of July 29,  2003,  the  officers and Trustees of Europe Fund as a group and of Global Fund as a group, owned less than 1% of the  outstanding  voting  shares of their  respective  Fund.  As of July 29,  2003,  the only persons  who owned of record or were  known by Europe  Fund or Global  Fund to own  beneficially  5% or more of any class of the outstanding shares of that respective Fund are listed in Exhibit B.

By Order of the Board of Trustees,

Robert G. Zack, Secretary
August 8, 2003

                                          EXHIBITS TO THE COMBINED PROXY
                                             STATEMENT AND PROSPECTUS

Exhibit
-------

A    Agreement and Plan of Reorganization between Oppenheimer Europe Fund and Oppenheimer Global Fund

B    Principal Shareholders

3

                                                                                                          EXHIBIT A

                                       AGREEMENT AND PLAN OF REORGANIZATION

         AGREEMENT  AND  PLAN OF  REORGANIZATION  (the  "Agreement")  dated  as of April  17,  2003 by and  between
Oppenheimer  Europe Fund ("Europe  Fund"),  a  Massachusetts  business trust and  Oppenheimer  Global Fund ("Global
Fund"), a Massachusetts business trust.

                                               W I T N E S S E T H:

         WHEREAS, the parties are each open-end investment companies of the management type; and

         WHEREAS,  the parties  hereto desire to provide for the  reorganization  pursuant to Section  368(a)(1) of the Internal  Revenue Code of 1986, as amended (the "Code"),  of Europe Fund through the acquisition by Global Fund of  substantially  all of the assets of Europe  Fund in  exchange  for the  voting  shares of  beneficial  interest
("shares")  of Class A, Class B, Class C, Class N and Class Y shares of Global  Fund and the  assumption  by Global
Fund of certain  liabilities of Europe Fund,  which Class A, Class B, Class C, Class N and Class Y shares of Global
Fund are to be distributed by Europe Fund pro rata to its  shareholders in complete  liquidation of Europe Fund and complete cancellation of its shares;

         NOW,  THEREFORE,  in  consideration of the mutual promises herein  contained,  the parties hereto agree as follows:

                      1.   The  parties  hereto  hereby  adopt  this  Agreement  and  Plan of  Reorganization  (the
                  "Agreement")  pursuant to Section 368(a)(1) of the Code as follows:  The  reorganization  will be comprised of the  acquisition  by Global Fund of  substantially  all of the assets of Europe Fund in  exchange  for Class A, Class B,  Class C,  Class N and Class Y shares of Global  Fund and the assumption by Global Fund of certain  liabilities  of Europe Fund,  followed by the  distribution of such  Class A,  Class B,  Class C,  Class N and Class Y shares of Global  Fund to the Class A,
                  Class B, Class C, Class N and Class Y  shareholders  of Europe Fund in  exchange  for their Class
                  A,  Class B,  Class C,  Class N and Class Y shares of Europe  Fund,  all upon and  subject to the terms of the Agreement hereinafter set forth.

         The  share  transfer  books of Europe  Fund will be  permanently  closed at the close of  business  on the
Valuation Date (as  hereinafter  defined) and only redemption  requests  received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by Europe Fund;  redemption  requests received by Europe
Fund  after  that date  shall be  treated  as  requests  for the  redemption  of the  shares  of Global  Fund to be distributed to the shareholder in question as provided in Section 5 hereof.

     2.  On the Closing Date (as hereinafter  defined),  all of the assets of Europe Fund on that date, excluding a cash reserve (the "cash  reserve") to be retained by Europe Fund  sufficient in its  discretion  for the payment of the expenses of Europe Fund's  dissolution  and its  liabilities,  but not in excess of the amount  contemplated by
Section 10E,  shall be delivered as provided in Section 8 to Global Fund,  in exchange for and against  delivery to
Europe  Fund on the  Closing  Date of a number of Class A,  Class B,  Class C, Class N and Class Y shares of Global
Fund,  having an  aggregate  net asset  value equal to the value of the assets of Europe  Fund so  transferred  and delivered.

     3.  The net asset  value of Class A,  Class B,  Class C,  Class N and  Class Y shares  of Global  Fund and the value of the assets of Europe Fund to be  transferred  shall in each case be determined as of the close of business of The New York Stock  Exchange  on the  Valuation  Date.  The  computation  of the net asset value of the Class A,
Class B,  Class C,  Class N and Class Y shares of Global  Fund and the Class A, Class B, Class C, Class N and Class
Y shares of Europe  Fund shall be done in the manner  used by Global  Fund and Europe  Fund,  respectively,  in the computation of such net asset value per share as set forth in their  respective  prospectuses.  The methods used by
Global Fund in such  computation  shall be applied to the valuation of the assets of Europe Fund to be  transferred to Global Fund.

Europe Fund shall  declare and pay,  immediately  prior to the  Valuation  Date,  a dividend  or  dividends  which, together  with all  previous  such  dividends,  shall have the effect of  distributing  to Europe
                  Fund's  shareholders  all of Europe Fund's  investment  company  taxable income for taxable years ending on or prior to the Closing Date (computed  without  regard to any dividends  paid) and all of its net capital  gain,  if any,  realized in taxable  years  ending on or prior to the Closing
                  Date (after reduction for any capital loss carry-forward).

     4.  The closing (the  "Closing")  shall be at the offices of  OppenheimerFunds,  Inc. (the  "Agent"),  6803 S.
Tucson Way,  Centennial,  CO 80112,  on such time or such other place as the parties may  designate  or as provided below (the "Closing  Date").  The business day preceding the Closing Date is herein  referred to as the  "Valuation
Date."

In the event that on the  Valuation  Date either  party has,  pursuant to the  Investment  Company Act of 1940,  as amended (the "Act"),  or any rule,  regulation or order  thereunder,  suspended the redemption of its shares or postponed  payment  therefore,  the Closing Date shall be postponed until the first business  day after the date when both  parties  have ceased  such  suspension  or  postponement;
                  provided,  however,  that if such  suspension  shall  continue for a period of 60 days beyond the
                  Valuation  Date,  then the other party to the  Agreement  shall be  permitted  to  terminate  the
                  Agreement without liability to either party for such termination.

                      5.   In  conjunction  with the Closing,  Europe Fund shall  distribute on a pro rata basis to the  shareholders  of Europe Fund as of the Valuation Date Class A, Class B, Class C, Class N and
                  Class Y shares of Global Fund  received by Europe  Fund on the Closing  Date in exchange  for the assets  of  Europe  Fund  in  complete  liquidation  of  Europe  Fund;  for  the  purpose  of the distribution  by Europe  Fund of Class A,  Class B, Class C, Class N and Class Y shares of Global
                  Fund to Europe Fund's  shareholders,  Global Fund will promptly  cause its transfer agent to: (a)
                  credit an  appropriate  number of Class A, Class B, Class C, Class N and Class Y shares of Global
                  Fund on the  books of  Global  Fund to each  Class  A,  Class B,  Class  C,  Class N and  Class Y shareholder  of Europe Fund in  accordance  with a list (the  "Shareholder  List") of Europe Fund shareholders  received from Europe Fund; and (b) confirm an appropriate  number of Class A, Class
                  B,  Class C,  Class N and Class Y shares of Global  Fund to each Class A, Class B, Class C, Class
                  N and Class Y  shareholder  of Europe Fund;  certificates  for Class A shares of Global Fund will be  issued  upon  written  request  of a former  shareholder  of  Europe  Fund but only for whole shares,  with  fractional  shares  credited to the name of the shareholder on the books of Global
                  Fund and only after any share certificates for Europe Fund are returned to the transfer agent.

The  Shareholder  List shall  indicate,  as of the close of business on the Valuation Date, the name and address of each  shareholder  of Europe Fund,  indicating  his or her share  balance.  Europe Fund agrees to supply the  Shareholder  List to Global Fund not later than the  Closing  Date.  Shareholders  of
                  Europe Fund  holding  certificates  representing  their shares shall not be required to surrender their  certificates  to anyone in  connection  with the  reorganization.  After the Closing Date, however,  it will be necessary for such shareholders to surrender their  certificates in order to redeem, transfer or pledge the shares of Global Fund which they received.

     6.  Within one year after the Closing  Date,  Europe Fund shall (a) either pay or make  provision  for payment of all of its  liabilities  and taxes,  and (b) either (i)  transfer  any  remaining  amount of the cash reserve to
Global Fund, if such remaining  amount (as reduced by the estimated cost of  distributing  it to  shareholders)  is not material (as defined below) or (ii)  distribute  such remaining  amount to the  shareholders  of Europe Fund on the Valuation  Date. Such remaining  amount shall be deemed to be material if the amount to be  distributed,  after deduction  of the  estimated  expenses  of the  distribution,  equals or exceeds  one cent per share of Europe Fund outstanding on the Valuation Date.

                      7.   Prior to the Closing Date,  there shall be coordination  between the parties as to their respective  portfolios so that, after the Closing,  Global Fund will be in compliance with all of its investment  policies and  restrictions.  At the Closing,  Europe Fund shall deliver to Global
                  Fund two  copies of a list  setting  forth the  securities  then owned by Europe  Fund.  Promptly after the Closing,  Europe Fund shall  provide  Global Fund a list setting  forth the  respective federal income tax bases thereof.

                      8.   Portfolio  securities or written evidence  acceptable to Global Fund of record ownership thereof by The Depository  Trust Company or through the Federal  Reserve Book Entry System or any other  depository  approved  by Europe  Fund  pursuant to Rule 17f-4 and Rule 17f-5 under the Act
                  shall  be  endorsed  and  delivered,   or  transferred  by  appropriate  transfer  or  assignment documents,  by Europe  Fund on the  Closing  Date to Global  Fund,  or at its  direction,  to its custodian  bank,  in proper form for transfer in such  condition as to  constitute  good delivery thereof in  accordance  with the  custom of brokers  and shall be  accompanied  by all  necessary state  transfer  stamps,  if any.  The cash  delivered  shall be in the form of certified or bank cashiers'  checks or by bank wire or intra-bank  transfer payable to the order of Global Fund for the  account  of Global  Fund.  Class A,  Class B,  Class C, Class N and Class Y shares of Global
                  Fund  representing  the number of Class A, Class B, Class C, Class N and Class Y shares of Global
                  Fund being  delivered  against the assets of Europe Fund,  registered in the name of Europe Fund, shall be  transferred  to Europe  Fund on the  Closing  Date.  Such  shares  shall  thereupon  be assigned  by  Europe  Fund  to its  shareholders  so  that  the  shares  of  Global  Fund  may be distributed as provided in Section 5.

         If, at the Closing  Date,  Europe Fund is unable to make  delivery  under this Section 8 to Global Fund of any of its  portfolio  securities or cash for the reason that any of such  securities  purchased by Europe Fund, or the cash proceeds of a sale of portfolio  securities,  prior to the Closing Date have not yet been  delivered to it or Europe  Fund's  custodian,  then the delivery  requirements  of this Section 8 with respect to said  undelivered securities  or cash will be waived  and Europe  Fund will  deliver to Global  Fund by or on the  Closing  Date with respect to said  undelivered  securities or cash  executed  copies of an agreement or agreements of assignment in a form  reasonably  satisfactory  to Global Fund,  together  with such other  documents,  including a due bill or due bills and brokers' confirmation slips as may reasonably be required by Global Fund.

                      9.   Global  Fund  shall  not  assume  the  liabilities  (except  for  portfolio   securities
                  purchased   which  have  not  settled  and  for   shareholder   redemption  and  dividend  checks
                  outstanding)  of Europe  Fund,  but  Europe  Fund  will,  nevertheless,  use its best  efforts to discharge all known liabilities,  so far as may be possible,  prior to the Closing Date. The cost of printing and mailing the proxies and proxy  statements  will be borne by Europe  Fund.  Europe
                  Fund and Global Fund will bear the cost of their  respective  tax opinion.  Any documents such as existing  prospectuses  or annual reports that are included in that mailing will be a cost of the
                  Fund  issuing  the  document.  Any other  out-of-pocket  expenses  of Global Fund and Europe Fund associated with this  reorganization,  including  legal,  accounting and transfer agent expenses, will be borne by Europe Fund and Global Fund, respectively, in the amounts so incurred by each.

                      10.
                  The obligations of Global Fund hereunder shall be subject to the following conditions:

                           A.       The Board of Trustees of Europe Fund shall have  authorized  the  execution  of the  Agreement,  and the  shareholders  of Europe Fund shall have  approved the Agreement and the transactions  contemplated  hereby, and Europe Fund shall have furnished to Global Fund copies of resolutions  to that effect  certified  by the  Secretary  or the  Assistant  Secretary of Europe
                  Fund;  such  shareholder  approval  shall  have  been by the  affirmative  vote  required  by the
                  Massachusetts  Law and its charter  documents at a meeting for which proxies have been  solicited by the Proxy Statement and Prospectus (as hereinafter defined).

         B.   Global  Fund shall have  received  an opinion  dated as of the  Closing  Date from  counsel to Europe
Fund,  to the  effect  that (i) Europe  Fund is a  business  trust duly  organized,  validly  existing  and in good standing under the laws of the  Commonwealth of  Massachusetts  with full corporate powers to carry on its business as then being  conducted and to enter into and perform the  Agreement;  and (ii) that all action  necessary to make the Agreement,  according to its terms, valid, binding and enforceable on Europe Fund and to authorize  effectively the  transactions  contemplated  by the  Agreement  have been taken by Europe  Fund.  Massachusetts  counsel may be relied upon for this opinion.

         C.   The  representations  and warranties of Europe Fund contained herein shall be true and correct at and as of the Closing Date, and Global Fund shall have been  furnished  with a certificate of the President,  or a Vice
President,  or the  Secretary or the  Assistant  Secretary or the  Treasurer or the  Assistant  Treasurer of Europe
Fund, dated as of the Closing Date, to that effect.

D.       On the Closing Date,  Europe Fund shall have  furnished to Global Fund a  certificate  of the Treasurer or
Assistant  Treasurer  of  Europe  Fund  as to  the  amount  of the  capital  loss  carry-over  and  net  unrealized appreciation or depreciation, if any, with respect to Europe Fund as of the Closing Date.

         E.   The cash reserve  shall not exceed 10% of the value of the net assets,  nor 30% in value of the gross assets, of Europe Fund at the close of business on the Valuation Date.

F.       A  Registration  Statement on Form N-14 filed by Global Fund under the  Securities Act of 1933, as amended
(the "1933  Act"),  containing  a  preliminary  form of the Proxy  Statement  and  Prospectus,  shall  have  become effective under the 1933 Act.

         G.   On the  Closing  Date,  Global  Fund shall have  received a letter of Robert G. Zack or other  senior executive  officer of  OppenheimerFunds,  Inc.  acceptable to Global Fund,  stating that nothing has come to his or her  attention  which in his or her judgment  would  indicate  that as of the Closing Date there were any material, actual or contingent  liabilities  of Europe Fund arising out of litigation  brought  against Europe Fund or claims asserted  against  it, or  pending  or to the best of his or her  knowledge  threatened  claims or  litigation  not reflected in or apparent from the most recent audited  financial  statements  and footnotes  thereto of Europe Fund delivered to Global Fund.  Such letter may also include  such  additional  statements  relating to the scope of the review conducted by such person and his or her  responsibilities  and liabilities as are not unreasonable under the circumstances.

         H.   Global  Fund shall  have  received  an  opinion,  dated as of the  Closing  Date,  of KPMG LLP (or an appropriate  substitute  tax  expert),  to the same  effect as the opinion  contemplated  by Section  11.E.  of the
Agreement.

I.       Global  Fund  shall  have  received  at the  Closing  all of the  assets  of  Europe  Fund to be  conveyed hereunder,  which assets shall be free and clear of all liens, encumbrances,  security interests,  restrictions and limitations whatsoever.

                      11.
                  The obligations of Europe Fund hereunder shall be subject to the following conditions:

         A.   The Board of Trustees of Global Fund shall have  authorized the execution of the  Agreement,  and the transactions  contemplated  thereby,  and Global Fund shall have  furnished to Europe Fund copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of Global Fund.

         B.   Europe  Fund's  shareholders  shall have approved the  Agreement  and the  transactions  contemplated hereby,  by an affirmative vote required by the  Massachusetts  Law and its charter documents and Europe Fund shall have  furnished  Global Fund copies of  resolutions  to that effect  certified  by the  Secretary  or an  Assistant
Secretary of Europe Fund.

         C.   Europe  Fund shall have  received  an opinion  dated as of the  Closing  Date from  counsel to Global
Fund,  to the  effect  that (i) Global  Fund is a  business  trust duly  organized,  validly  existing  and in good standing  under the laws of the  Commonwealth  of  Massachusetts  with full powers to carry on its business as then being  conducted and to enter into and perform the  Agreement;  (ii) all actions  necessary to make the  Agreement, according  to its terms,  valid,  binding  and  enforceable  upon  Global  Fund and to  authorize  effectively  the transactions  contemplated  by the Agreement have been taken by Global Fund, and (iii) the shares of Global Fund to be issued  hereunder are duly  authorized and when issued will be validly  issued,  fully-paid and  non-assessable, except  as set  forth  under  "Shareholder  and  Trustee  Liability"  in  Global  Fund's  Statement  of  Additional
Information. Massachusetts counsel may be relied upon for this opinion.

         D.   The  representations  and warranties of Global Fund contained herein shall be true and correct at and as of the Closing Date,  and Europe Fund shall have been  furnished  with a certificate  of the  President,  a Vice
President or the Secretary or the Assistant  Secretary or the Treasurer or the Assistant  Treasurer of the Trust to
that effect dated as of the Closing Date.

         E.   Europe Fund shall have received an opinion of KPMG LLP (or an  appropriate  substitute tax expert) to the effect that the federal  tax  consequences  of the  transaction,  if carried out in the manner  outlined in the
Agreement  and in  accordance  with (i) Europe  Fund's  representation  that there is no plan or  intention  by any
Europe Fund  shareholder  who owns 5% or more of Europe  Fund's  outstanding  shares,  and,  to Europe  Fund's best knowledge,  there is no plan or intention on the part of the remaining Europe Fund shareholders,  to redeem,  sell, exchange or  otherwise  dispose of a number of Global Fund shares  received in the  transaction  that would  reduce
Europe Fund  shareholders'  ownership of Global Fund shares to a number of shares having a value, as of the Closing
Date,  of less than 50% of the value of all of the  formerly  outstanding  Europe  Fund shares as of the same date, and (ii) the  representation  by each of Europe Fund and Global Fund that, as of the Closing Date,  Europe Fund and
Global  Fund will  qualify as  regulated  investment  companies  or will meet the  diversification  test of Section
368(a)(2)(F)(ii) of the Code, will be as follows:

1.       The  transactions  contemplated  by the Agreement will qualify as a tax-free  "reorganization"  within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

              2.  Europe  Fund and  Global  Fund will each  qualify  as a "party to a  reorganization"  within  the meaning of Section 368(b)(2) of the Code.

              3.  No gain or loss will be recognized by the  shareholders  of Europe Fund upon the  distribution of
Class A, Class B, Class N and Class Y shares of beneficial  interest in Global Fund to the  shareholders  of Europe
Fund pursuant to Section 354 of the Code.

              4.  Under  Section  361(a) of the Code no gain or loss will be recognized by Europe Fund by reason of the  transfer  of  substantially  all its  assets in  exchange  for Class A,  Class B, Class C, Class N and Class Y
shares of Global Fund.

              5.  Under  Section  1032 of the Code no gain or loss will be  recognized  by Global Fund by reason of the transfer of  substantially  all of Europe  Fund's assets in exchange for Class A, Class B, Class C, Class N and
Class Y shares of Global Fund and Global Fund's assumption of certain liabilities of Europe Fund.

              6.  The  shareholders  of Europe Fund will have the same tax basis and  holding  period for the Class
A, Class B, Class C, Class N and Class Y shares of  beneficial  interest in Global  Fund that they  receive as they had for Europe Fund shares that they  previously  held,  pursuant to Section 358(a) and 1223(1),  respectively,  of the Code.

              7.  The  securities  transferred  by  Europe  Fund to  Global  Fund  will have the same tax basis and holding  period in the hands of Global Fund as they had for Europe  Fund,  pursuant to Section  362(b) and 1223(1), respectively, of the Code.

         F.   The cash reserve  shall not exceed 10% of the value of the net assets,  nor 30% in value of the gross assets, of Europe Fund at the close of business on the Valuation Date.

         G.   A  Registration  Statement  on Form N-14  filed by Global  Fund  under  the 1933  Act,  containing  a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act.

         H.   On the  Closing  Date,  Europe  Fund shall have  received a letter of Robert G. Zack or other  senior executive  officer of  OppenheimerFunds,  Inc.  acceptable to Europe Fund,  stating that nothing has come to his or her  attention  which in his or her judgment  would  indicate  that as of the Closing Date there were any material, actual or contingent  liabilities  of Global Fund arising out of litigation  brought  against Global Fund or claims asserted  against it, or pending  or, to the best of his or her  knowledge,  threatened  claims or  litigation  not reflected in or apparent by the most recent  audited  financial  statements  and  footnotes  thereto of Global Fund delivered to Europe Fund.  Such letter may also include  such  additional  statements  relating to the scope of the review conducted by such person and his or her  responsibilities  and liabilities as are not unreasonable under the circumstances.

I.       Europe  Fund  shall  acknowledge  receipt  of the Class A, Class B, Class C, Class N and Class Y shares of
Global Fund.

                      12.  Europe Fund hereby represents and warrants that:

         A.   The  audited  financial  statements  of Europe  Fund as of August 31,  2002 and  unaudited  financial statements as of February 28, 2003  heretofore  furnished to Global Fund,  present  fairly the financial  position, results of  operations,  and changes in net assets of Europe Fund as of that date,  in  conformity  with  generally accepted  accounting  principles  applied on a basis consistent with the preceding year; and that from February 28,
2003  through the date hereof  there have not been,  and through the Closing  Date there will not be, any  material adverse  change in the business or financial  condition of Europe Fund, it being agreed that a decrease in the size of Europe Fund due to a  diminution  in the value of its  portfolio  and/or  redemption  of its shares shall not be considered a material adverse change;

B.       Contingent  upon  approval of the  Agreement and the  transactions  contemplated  thereby by Europe Fund's shareholders,  Europe  Fund has  authority  to transfer  all of the assets of Europe Fund to be conveyed  hereunder free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever;

C.       The Prospectus,  as amended and supplemented,  contained in Europe Fund's Registration Statement under the
1933 Act, as amended,  is true,  correct and complete,  conforms to the  requirements  of the 1933 Act and does not contain any untrue  statement of a material fact or omit to state a material fact required to be stated  therein or necessary to make the statements therein not misleading.  The Registration  Statement,  as amended,  was, as of the date  of  the  filing  of  the  last  Post-Effective  Amendment,  true,  correct  and  complete,  conformed  to the requirements  of the 1933 Act and did not  contain  any  untrue  statement  of a  material  fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

         D.   There is no  material  contingent  liability  of Europe  Fund and no  material  claim and no material legal,  administrative or other proceedings pending or, to the knowledge of Europe Fund,  threatened against Europe
Fund, not reflected in such Prospectus;

         E.   Except for the  Agreement,  there are no material  contracts  outstanding  to which  Europe Fund is a party other than those ordinary in the conduct of its business;

         F.   Europe Fund is a Massachusetts  business trust duly organized,  validly existing and in good standing under  the laws of the  Commonwealth  of  Massachusetts;  and has all  necessary  and  material  Federal  and state authorizations  to own all of its assets and to carry on its business as now being conducted;  and Europe Fund that is duly registered  under the Act and such  registration has not been rescinded or revoked and is in full force and effect;

         G.   All Federal  and other tax  returns and reports of Europe Fund  required by law to be filed have been filed,  and all federal and other taxes shown due on said  returns and reports  have been paid or  provision  shall have  been  made for the  payment  thereof  and to the best of the  knowledge  of  Europe  Fund no such  return  is currently under audit and no assessment has been asserted with respect to such returns; and

         H.   Europe Fund has elected that Europe Fund be treated as a regulated  investment  company and, for each fiscal year of its operations,  Europe Fund has met the requirements of Subchapter M of the Code for  qualification and treatment as a regulated  investment  company and Europe Fund intends to meet such requirements with respect to its current taxable year.

13.      Global Fund hereby represents and warrants that:

A.       The  audited  financial  statements  of Global  Fund as of  September  30,  2002 and  unaudited  financial statements  as of March 31, 2003  heretofore  furnished  to Europe Fund,  present  fairly the  financial  position, results of  operations,  and changes in net assets of Global Fund, as of that date, in  conformity  with  generally accepted  accounting  principles  applied on a basis  consistent  with the preceding  year; and that from March 31,
2003  through the date hereof  there have not been,  and through the Closing  Date there will not be, any  material adverse changes in the business or financial  condition of Global Fund, it being  understood that a decrease in the size of Global Fund due to a diminution  in the value of its  portfolio  and/or  redemption of its shares shall not be considered a material or adverse change;

B.       The Prospectus,  as amended and supplemented,  contained in Global Fund's Registration Statement under the
1933 Act, is true,  correct and  complete,  conforms to the  requirements  of the 1933 Act and does not contain any untrue  statement of a material fact or omit to state a material  fact  required to be stated  therein or necessary to make the statements therein not misleading.  The Registration  Statement, as amended, was, as of the date of the filing of the last  Post-Effective  Amendment,  true,  correct and complete,  conformed to the  requirements of the
1933 Act and did not contain any untrue  statement of a material  fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

         C.   Except for this Agreement,  there is no material contingent  liability of Global Fund and no material claim and no material  legal,  administrative  or other  proceedings  pending or, to the  knowledge of Global Fund, threatened against Global Fund, not reflected in such Prospectus;

         D.   There are no  material  contracts  outstanding  to which  Global  Fund is a party  other  than  those ordinary in the conduct of its business;

         E.   Global Fund is a business  trust duly  organized,  validly  existing and in good  standing  under the laws of the  Commonwealth  of  Massachusetts;  Global  Fund  has all  necessary  and  material  Federal  and  state authorizations  to own all its  properties  and assets and to carry on its  business  as now being  conducted;  the
Class A, Class B, Class C, Class N and Class Y shares of Global  Fund which it issues to Europe  Fund  pursuant  to the Agreement will be duly authorized,  validly issued,  fully-paid and  non-assessable,  except as set forth under
"Shareholder  & Trustee  Liability"  in Global  Fund's  Statement of  Additional  Information,  will conform to the description  thereof contained in Global Fund's  Registration  Statement and will be duly registered under the 1933
Act and in the states where  registration is required;  and Global Fund is duly  registered  under the Act and such registration has not been revoked or rescinded and is in full force and effect;

         F.   All federal  and other tax  returns and reports of Global Fund  required by law to be filed have been filed,  and all federal and other taxes shown due on said  returns and reports  have been paid or  provision  shall have  been  made for the  payment  thereof  and to the best of the  knowledge  of Global  Fund,  no such  return is currently  under audit and no assessment  has been asserted with respect to such returns and to the extent such tax returns  with  respect to the taxable  year of Global  Fund ended  September  30,  2002 have not been  filed,  such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

         G.   Global Fund has elected to be treated as a regulated  investment  company  and,  for each fiscal year of its  operations,  Global  Fund has met the  requirements  of  Subchapter  M of the Code  for  qualification  and treatment as a regulated  investment  company and Global Fund intends to meet such requirements with respect to its current taxable year;

H.                Global Fund has no plan or intention  (i) to dispose of any of the assets  transferred  by Europe
                  Fund,  other than in the ordinary  course of business,  or (ii) to redeem or reacquire any of the
                  Class A, Class B, Class C, Class N and Class Y shares  issued by it in the  reorganization  other than pursuant to valid requests of shareholders; and

         I.   After  consummation  of the  transactions  contemplated  by the  Agreement,  Global  Fund  intends to operate its business in a substantially unchanged manner.

     14. Each party hereby  represents  to the other that no broker or finder has been  employed by it with respect to the Agreement or the  transactions  contemplated  hereby.  Each party also  represents and warrants to the other that the  information  concerning  it in the Proxy  Statement  and  Prospectus  will not as of its date contain any untrue  statement  of a  material  fact or omit to state a fact  necessary  to make the  statements  concerning  it therein not misleading and that the financial  statements  concerning it will present the information  shown fairly in accordance  with generally  accepted  accounting  principles  applied on a basis  consistent  with the preceding year.  Each party also  represents and warrants to the other that the Agreement is valid,  binding and  enforceable in accordance  with its terms and that the execution,  delivery and performance of the Agreement will not result in any violation of, or be in conflict with, any provision of any charter,  by-laws,  contract,  agreement,  judgment, decree or order to which it is subject or to which it is a party.  Global Fund hereby  represents  to and covenants with Europe Fund that, if the reorganization  becomes effective,  Global Fund will treat each shareholder of Europe
Fund who  received  any of Global  Fund's  shares  as a result of the  reorganization  as having  made the  minimum initial  purchase  of shares of Global  Fund  received by such  shareholder  for the  purpose of making  additional investments in shares of Global Fund, regardless of the value of the shares of Global Fund received.

     15. Global Fund agrees that it will  prepare  and file a  Registration  Statement  on Form N-14 under the 1933
Act which shall contain a preliminary  form of proxy  statement and prospectus  contemplated  by Rule 145 under the
1933 Act.  The final form of such proxy  statement  and  prospectus  is referred to in the  Agreement as the "Proxy
Statement  and  Prospectus."  Each  party  agrees  that it will  use its best  efforts  to have  such  Registration
Statement  declared  effective  and to  supply  such  information  concerning  itself  for  inclusion  in the Proxy
Statement and Prospectus as may be necessary or desirable in this  connection.  Europe Fund covenants and agrees to liquidate and dissolve  under the laws of the  Commonwealth  of  Massachusetts,  following  the Closing,  and, upon
Closing, to cause the cancellation of its outstanding shares.

     16.  The  obligations  of the parties  shall be subject to the right of either party to abandon and  terminate the  Agreement for any reason and there shall be no liability  for damages or other  recourse  available to a party not so  terminating  this  Agreement,  provided,  however,  that in the event  that a party  shall  terminate  this
Agreement  without  reasonable  cause,  the party so  terminating  shall,  upon demand,  reimburse the party not so terminating  for all expenses,  including  reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

     17. The  Agreement  may be executed in several  counterparts,  each of which shall be deemed an original,  but all taken  together  shall  constitute  one  Agreement.  The rights and  obligations  of each party pursuant to the
Agreement shall not be assignable.

     18. All  prior or  contemporaneous  agreements  and  representations  are  merged  into the  Agreement,  which constitutes the entire contract  between the parties  hereto.  No amendment or modification  hereof shall be of any force and  effect  unless in writing  and signed by the  parties  and no party  shall be deemed to have  waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

     19. Global Fund  understands  that the obligations of Europe Fund under the Agreement are not binding upon any
Trustee or  shareholder of Europe Fund  personally,  but bind only Europe Fund and Europe Fund's  property.  Global
Fund  represents  that it has notice of the  provisions  of the  Declaration  of Trust of Europe  Fund  disclaiming shareholder and trustee liability for acts or obligations of Europe Fund.

     20. Europe Fund  understands  that the obligations of Global Fund under the Agreement are not binding upon any trustee or  shareholder of Global Fund  personally,  but bind only Global Fund and Global Fund's  property.  Europe
Fund  represents  that it has notice of the  provisions  of the  Declaration  of Trust of Global  Fund  disclaiming shareholder and trustee liability for acts or obligations of Global Fund.

IN WITNESS  WHEREOF,  each of the parties has caused the  Agreement  to be executed  and  attested by its  officers thereunto duly authorized on the date first set forth above.

                                                                       OPPENHEIMER EUROPE FUND

                                                                       By:      /s/ Robert G. Zack
                                                                                ------------------
                                                                                Robert G. Zack
                                                                                Secretary

                                                                       OPPENHEIMER GLOBAL FUND

                                                                       By:      /s/ Robert G. Zack
                                                                                ------------------
                                                                                Robert G. Zack
                                                                                Secretary

                                                                                                          EXHIBIT B

                                              PRINCIPAL SHAREHOLDERS

A.   Major  Shareholders  of Europe Fund.  As of July 29, 2003,  the only persons who owned of record,  or who were known by Europe Fund to own  beneficially  5% or more of any class of that  Fund's  outstanding  shares,  and their holdings of that class as of that date, were the following:

                                                       [TBS]

B.   Major  Shareholders  of Global  Fund.  As of July 29,  2003,  the only persons who owned of record or who were known by Global Fund to own  beneficially  5% or more of any class of that  Fund's  outstanding  shares,  and their holdings of that class as of that date, were the following:

                                                       [TBS]

30

                            Appendix to Combined Prospectus of Oppenheimer Global Fund
                                  and Proxy Statement of Oppenheimer Europe Fund

         Graphic material included under the heading "How have the Funds performed?":

         A bar chart will be included in the Prospectus and Proxy  Statement,  depicting the annual total return of a  hypothetical  investment  in Class A shares of Europe Fund for each  calendar  year since the Fund's  inception, without deducting sales charges. Set forth below is the relevant data point that will appear on the bar chart.

Calendar Year Ended                                  Annual Total Returns: Europe Fund Class A shares
-------------------                                  ------------------------------------------------

12/31/00                                                               -23.76%
12/31/01                                                               -25.87%
12/31/02                                                               -23.98%

         A bar chart will be included in the  Prospectus  and Proxy  Statement,  depicting the annual total returns of a  hypothetical  investment  in Class A shares of Global  Fund for each of the ten most recent  calendar  years, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar Year Ended                                  Annual Total Returns: Global Fund Class A shares
-------------------                                  ------------------------------------------------

12/31/93                                                                42.63%
12/31/94                                                                -3.11%
12/31/95                                                                16.59%
12/31/96                                                                17.52%
12/31/97                                                                21.82%
12/31/98                                                                12.71%
12/31/99                                                                58.48%
12/31/00                                                                 4.06%
12/31/01                                                               -11.80%
12/31/02                                                               -22.45%

Oppenheimer
Global Fund

Prospectus dated November 22, 2002

                                                             Oppenheimer Global Fund is a mutual fund.  It seeks
                                                             capital appreciation by investing mainly in common
                                                             stocks of U.S.  and foreign companies.
                                                                      This Prospectus contains important information
                                                             about the Fund's objective, its investment policies,
                                                             strategies and risks.  It also contains important
                                                             information about how to buy and sell shares of the
                                                             Fund and other account features.  Please read this
                                                             Prospectus carefully before you invest and keep it for
                                                             future reference about your account.

As with all mutual funds, the Securities
and Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this Prospectus is accurate or complete.
It is a criminal offense to represent otherwise.

                                                                                                               1234

CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares
                  By Wire
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

-------------------------------------------------------------------------------------------------------------------

A B O U T   T H E   F U N D
-------------------------------------------------------------------------------------------------------------------

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund invests mainly in common stocks of companies in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-cap and large-cap companies.

         The Fund is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States).  Typically the Fund invests in a number of different countries.  These investments are more fully explained in "About the Fund's Investments," below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the
Fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential.  He uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

         The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing.  The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:
o        Stocks of small-, medium- and large-cap growth-oriented companies worldwide,
o        Companies that stand to benefit from global growth trends,
o        Businesses with strong competitive positions and high demand for their products or services.
o        Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

         In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors.  The trends, or global "themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking capital growth in their investment over the long term from a fund that invests in the U.S. and abroad.  Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund investing in stocks and foreign securities.  The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing current income.  Because of its focus on long-term growth opportunities, the Fund may be appropriate for a portion of a retirement plan investment.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.  There is also the risk that poor security selection by the
Fund's investment Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term volatility at times may be great.
Because the Fund currently invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets.  Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.  A variety of factors can affect the price of a particular stock, and the prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. While the Fund currently invests mainly in securities of large and medium-size companies, it also buys stocks of small companies which may have more volatile stock prices.

     o Industry Focus. At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

     o Cyclical Opportunities. The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Fund's share prices.

RISKS OF FOREIGN INVESTING.  The Fund normally invests a substantial percentage of its assets in foreign securities. While foreign securities may offer special investment opportunities, there are also special risks.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S.
dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. companies are subject. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. These risks could cause the prices of foreign stocks to fall, and could therefore depress the Fund's share prices.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective. In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. The
Fund does not seek income from debt securities to try to reduce the volatility of its share prices. The Fund generally may be less volatile than funds focusing on investments in emerging markets or small-cap stocks, but the Fund has greater risks than funds that focus solely on large-cap domestic stocks or stocks and bonds.

                  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the
                  Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing the
Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to a broad-based market index.

         The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                              Annual Total Returns (Class A) (as of 12/31 each year)

                  [See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/02 through 9/30/02, the cumulative return (not annualized) before taxes for Class A shares was -24.57%.

During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 36.38% (4 Qtr `99) and the lowest return (not annualized) before taxes for a calendar quarter was -17.77% (3
Qtr `01).

------------------------------------------ ------------------------- --------------------------- --------------------------
                                                                              5 Years                    10 Years
Average Annual Total Returns                                           (or life of class, if       (or life of class, if
for the periods ended December 31, 2001             1 Year                     less)                       less)
------------------------------------------ ------------------------- --------------------------- --------------------------
------------------------------------------ ------------------------- --------------------------- --------------------------
Class A Shares (inception 12/22/69)
                                                   -16.87%                     13.49%                     11.83%
  Return Before Taxes                              -16.87%                     10.79%                      9.44%
  Return After Taxes on Distributions
  Return After Taxes on Distributions              -10.27%                     10.49%                      9.10%
  and Sale of Fund Shares
------------------------------------------ ------------------------- --------------------------- --------------------------
MSCI World Index (reflects no deduction            -16.52%                     5.74%                       8.52%
for fees, expenses or taxes)
------------------------------------------ ------------------------- --------------------------- --------------------------
                                                   -16.84%                     13.71%                     14.25%
Class B Shares (inception 8/17/93)
------------------------------------------ ------------------------- --------------------------- --------------------------
                                                   -13.36%                     13.95%                     13.97%
Class C Shares (inception 10/2/95)
------------------------------------------ ------------------------- --------------------------- --------------------------
------------------------------------------ ------------------------- --------------------------- --------------------------
                                                     N/A1                       N/A1                       N/A1
Class N Shares (inception 3/1/01)
------------------------------------------ ------------------------- --------------------------- --------------------------
------------------------------------------ ------------------------- --------------------------- --------------------------
                                                   -11.66%                     16.22%                       N/A
Class Y Shares (inception 11/17/98)
------------------------------------------ ------------------------- --------------------------- --------------------------

1    Because this is a new class of shares, return data for the period specified is not available.

The Fund's average annual total returns include applicable sales charges: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5 years);
and for Class C, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for
Class Y. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class"
performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The index performance includes reinvestment of income but does not reflect transaction costs.  The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

         The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges. The numbers below are based on the
Fund's expenses during its fiscal year ended September 30, 2002.

Shareholder Fees (charges paid directly from your investment):

  ----------------------------------------- --------------- -------------- -------------- ------------ ------------
                                            Class A Shares     Class B        Class C       Class N      Class Y
                                                               Shares         Shares        Shares       Shares
                                            --------------- -------------- -------------- ------------
  -----------------------------------------                                                            ------------
  Maximum Sales Charge (Load) on
  purchases (as % of offering price)            5.75%           None           None          None         None
  ----------------------------------------- --------------- -------------- -------------- ------------
                                            --------------- -------------- -------------- ------------ ------------
  Maximum Deferred Sales Charge (Load)
  (as % of the lower of the original            None1            5%2            1%3           1%4         None
  offering price or redemption proceeds)
  ----------------------------------------- --------------- -------------- -------------- ------------ ------------
  Redemption Fee (as a percentage of
  total redemption proceeds)5                   2.00%           2.00%          2.00%         2.00%        2.00%
  ----------------------------------------- --------------- -------------- -------------- ------------ ------------

1.       A contingent deferred sales charge may apply to redemptions of investments of $1 million or more
     ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.       Applies to redemptions in first year after purchase.  The contingent  deferred sales charge declines to 1%
     in the sixth year and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.
4.       Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5.       The redemption fee applies to the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.  See "How to Sell Shares" for more information on when the redemption fee will apply.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

--------------------------------------------- -------------- -------------- --------------- ------------ -------------
                                                                                              Class N      Class Y
                                                 Class A        Class B        Class C        Shares        Shares
                                              Shares            Shares          Shares
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
Management Fees                                   0.67%          0.67%          0.67%          0.67%        0.67%
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
Distribution and/or Service (12b-1) Fees          0.23%          1.00%          1.00%          0.50%         N/A
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
Other Expenses                                    0.33%          0.33%          0.32%          0.28%        0.48%
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
Total Annual Operating Expenses                   1.23%          2.00%          1.99%          1.45%        1.15%
--------------------------------------------- -------------- -------------- --------------- ------------ -------------

Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year; for Class Y only, it was 0.25% per fiscal year (pro-rated) prior to November 1, 2002.  That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as
percentages of average daily net assets were 0.38% and 1.05% for Class Y shares, respectively.  Under the current
Class Y undertaking, those expenses would not have exceeded the expense limitation described above.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the
Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions, your expenses would be as follows:

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are redeemed:                     1 Year               3 Years             5 Years            10 Years
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class A Shares                               $693                 $943               $1,212              $1,978
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class B Shares                               $703                 $927               $1,278             $1,9461
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class C Shares                               $302                 $624               $1,073              $2,317
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class N Shares                               $248                 $459                $792               $1,735
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class Y Shares                               $117                 $365                $633               $1,398
------------------------------------ --------------------- -------------------- ------------------ -------------------

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are not redeemed:                 1 Year               3 Years             5 Years            10 Years
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class A Shares                               $693                 $943               $1,212              $1,978
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class B Shares                               $203                 $627               $1,078             $1,9461
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class C Shares                               $202                 $624               $1,073              $2,317
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class N Shares                               $148                 $459                $792               $1,735
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class Y Shares                               $117                 $365                $633               $1,398
------------------------------------ --------------------- -------------------- ------------------ -------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There is no sales charge on Class Y shares.

1.       Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES.  The allocation of the Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional
Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The
Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer.  Also, the Fund does not concentrate 25% or more of its total assets in investments in any one industry.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Equity Investments.  While the Fund invests mainly in common stocks, it can buy other equity securities, such as preferred stocks, warrants and securities convertible into common stocks, which may be subject to credit risks and interest rate risks, as described in the Statement of Additional Information.  Currently, these are not a principal investment of the Fund.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Special Risks of Emerging and Developing Markets.  While the Fund currently focuses on investing in developed markets such as the U.S., Canada, Europe, Japan, Australia and New Zealand, it can also invest in emerging or developing markets.  Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.  Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets.  Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis.  These investments may be very speculative.

         These countries might have less developed trading markets and exchanges.  Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country.  Economics of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.
Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments to seek increased returns or to try to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives.

         Derivatives have risks. If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

Hedging.  The Fund can buy and sell forward contracts, futures contracts, and put and call options.  These are all referred to as "hedging instruments."  The Fund is not required to hedge to seek its objective. The Fund has limits on its use of hedging instruments and does not use them for speculative purposes.

         The Fund could buy and sell  options,  futures and forward  contracts  for a number of purposes.  It might hedge to try to manage its exposure to changing  securities  prices.  Buying futures and call options would tend to increase the Fund's  exposure to the  securities  markets.  Forward  contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

         Hedging  involves  risks.  If the Manager  used a hedging  instrument  at the wrong time or judged  market conditions  incorrectly,  the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options  positions  were not  correlated  with its other  investments  or if it could not close out a position because of an illiquid market.

Portfolio Turnover.  The Fund's investment process may cause the Fund to engage in active and frequent trading.
Therefore, the Fund may engage in short-term trading while trying to achieve its objective.  Portfolio turnover increases brokerage costs the Fund pays (and reduces performance). If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Temporary Defensive and Interim Investments. In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies.  These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. The Fund might also hold these types of securities pending the investment proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment advisor since January 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $120 billion in assets as of September 30, 2002, including other
Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at 498 Seventh Avenue,
New York, New York 10018.

Portfolio Manager.  The portfolio manager of the Fund is William L. Wilby. He is a Vice President of the Fund and
a Senior Vice President of the Manager. He has been the person principally responsible for the day-to-day management of the Fund's portfolio since October 1992. Mr. Wilby also serves as an officer and portfolio manager for other Oppenheimer funds.  He joined the Manager in 1991.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion,
0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63% of the next $4 billion and 0.61% of average annual net assets in excess of $10 billion.  The Fund's management fee for the fiscal year ended September 30,
2002, was 0.67% of average annual net assets for each class of shares.

-------------------------------------------------------------------------------------------------------------------
A B O U T   Y O U R   A C C O U N T
-------------------------------------------------------------------------------------------------------------------

How to Buy Shares

You can buy shares several ways, as described below.  The Fund's Distributor, OppenheimerFunds Distributor, Inc.,
may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.  Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217.  If
     you don't list a dealer on the application, the Distributor will act as your agent in buying the shares.
     However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o        Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire.  The minimum investment is $2,500.  Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

     o Buying Shares Through OppenheimerFunds AccountLink.  With AccountLink, you pay for shares by electronic funds transfers from your bank account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
     o Buying Shares Through Asset Builder Plans.  You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with
         AccountLink.  Details are in the Asset Builder Application and the Statement of Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST?  In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
     o If you establish one of the many types of retirement plan accounts that OppenheimerFunds offers, more fully described below under "Special Investor Services," you can start your account with as little as
         $500.
     o By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional
         Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
     o The minimum investment requirement does not apply to reinvesting dividends from the Fund or other
         Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask
         your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value.  The Fund calculates the net asset value of each class of shares as of the close of The New York
     Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days.  All references to time in this Prospectus mean "Eastern time".

     The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  To determine net asset value, the Fund's
     Board of Trustees has established procedures to value the Fund's securities, in general, based on market value.  The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.  Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

     If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.
The Offering Price.  To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time The New York Stock Exchange closes that day.  If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer.  If you buy shares through a dealer, your dealer must receive the order by the close of
     The New York Stock Exchange and transmit it to the Distributor so that it is received before the
     Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans).  The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?"
below.

Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge.  That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.

Class N Shares.  If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

Class Y Shares.  Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.  Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.  For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

     o Investing for the Shorter Term.  While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares.
         That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term.  Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

     o Investing for the Longer Term.  If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You?  Some account features may not be available to
     Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

     Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
     Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional
     Information.  Share certificates are only available for Class A shares.  If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker?  A financial advisor may receive different compensation for selling one class of shares than for selling another class.  It is important to remember that Class B, Class
     C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.  The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix B to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.  To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.  However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

----------------------------------------------- --------------------- ------------------------- ----------------------
                                                  Front-End Sales      Front-End Sales Charge
                                                    Charge As a        As a Percentage of Net      Concessions As
                                                   Percentage of          Amount Invested           Percentage of
              Amount of Purchase                   Offering Price                                  Offering Price
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
Less than $25,000                                      5.75%                   6.10%                    4.75%
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
$25,000 or more but less than $50,000                  5.50%                   5.82%                    4.75%
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
$50,000 or more but less than $100,000                 4.75%                   4.99%                    4.00%
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
$100,000 or more but less than $250,000                3.75%                   3.90%                    3.00%
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
$250,000 or more but less than $500,000                2.50%                   2.56%                    2.00%
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
$500,000 or more but less than $1 million              2.00%                   2.04%                    1.60%
----------------------------------------------- --------------------- ------------------------- ----------------------

Can You Reduce Class A Sales Charges?  You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001
      ("grandfathered retirement accounts").  Retirement plans are not permitted to make initial purchases of
      Class A shares subject to a contingent deferred sales charge.  The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.  That sales charge will be equal to
      1.0% of the lesser of:
o        the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the
      Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases  by Certain  Retirement  Plans.  There is no initial  sales  charge on purchases of Class A shares of any one or more  Oppenheimer  funds by  retirement  plans that have $10  million  or more in plan  assets and that have entered into a special  agreement with the Distributor and by retirement  plans which are part of a retirement plan product or  platform  offered  by  certain  banks,  broker-dealers,  financial  advisors,  insurance  companies  or recordkeepers  which have entered into a special  agreement with the  Distributor.  The Distributor  currently pays dealers  of  record  concessions  in an  amount  equal to 0.25% of the  purchase  price of Class A shares  by those retirement  plans from its own  resources at the time of sale,  subject to certain  exceptions  as described in the
Statement of Additional  Information.  There is no  contingent  deferred  sales charge upon the  redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

------------------------------------------------------------ ---------------------------------------------------------
Years Since Beginning of                                     Contingent Deferred Sales Charge
                  Month in Which Purchase                    On Redemptions in That Year
Order Was Accepted                                           (As % of Amounts Subject to Charge)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
0-1                                                          5.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
1-2                                                          4.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
2-3                                                          3.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
3-4                                                          3.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
4-5                                                          2.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
5-6                                                          1.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
More than 6                                                  None
------------------------------------------------------------ ---------------------------------------------------------

In the table, a "year" is a 12-month period.  In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically convert to Class A shares 72 months after you purchase them.  This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.  When any
Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions

on the converted shares will also convert to Class A shares.  For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar  month of  their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and
403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N Shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

         A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan.  Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share  without a sales charge  directly to  institutional  investors that have special  agreements with the Distributor for this purpose.  They may include insurance companies,  registered  investment companies and employee benefit plans.  Individual investors cannot buy
Class Y shares directly.

         An  institutional  investor  that buys Class Y shares for its  customers'  accounts may impose  charges on those  accounts.  The procedures for buying,  selling,  exchanging,  and  transferring  the Fund's other classes of shares (other than the time those orders must be received by the  Distributor  or Transfer  Agent at their Colorado office) and the special account  features  available to investors buying those other classes of shares do not apply to Class Y shares.  Instructions for buying,  selling,  exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares. It reimburses the
Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund.  The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.  With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the
Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares.  The Fund has adopted Distribution and
Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts.  Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares.  The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

         The asset-based sales charge and service fees increase Class B and Class C expenses by  1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares.  The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year, the
Distributor pays the service fees to dealers on a quarterly basis.  The Distributor retains the service fees for accounts for which it renders the required personal services.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price.  The Distributor retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price.  The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.00% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the Statement of Additional
Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
     o transmit funds electronically to purchase shares by telephone (through a service representative or by
         PhoneLink) or automatically under Asset Builder Plans, or
     o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent.
AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone.  PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.

Purchasing Shares.  You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677.  You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares.  With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.  Please refer to "How to Sell Shares,"
     below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX?  You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE.  You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com.  Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.225.5677.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge.  This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them.  This privilege does not apply to Class C, Class N or Class Y shares.  You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
     403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
     401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

       Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

         You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.  The Fund lets you sell your shares by writing a letter or by telephone.  You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

                           The Fund  assesses a 2% fee on the proceeds of Fund shares that are redeemed  (either by selling  or  exchanging  to  another  Oppenheimer  fund)  within 30 days of their  purchase.  The redemption fee is paid to the Fund,  and is intended to offset the trading  costs,  market impact and  other  costs  associated  with  short-term  money  movements  in and  out of the  Fund.  The redemption  fee is imposed to the extent that Fund shares  redeemed  exceed Fund shares that have been held more than 30 days.  For shares of the Fund  acquired by  exchange,  the holding  period prior to the exchange is not considered in determining whether to apply the redemption fee.

         The redemption fee is not imposed on shares:
o        held in certain omnibus  accounts,  including  retirement  plans qualified under Sections 401(a) or 401(k)
         of the Internal  Revenue Code,  Section  403(b)(7)  custodial  plan  accounts,  or plans  administered  as college savings programs under Section 529 of the Internal Revenue Code,
o        redeemed  under  automatic  withdrawal  plans or pursuant to automatic  re-balancing  in  OppenheimerFunds
         Portfolio Builder accounts,
o        redeemed due to death or disability of the shareholder, or
o        redeemed from accounts for which the dealer,  broker or financial  institution  of record has entered into an agreement with the Distributor for this purpose.

Certain Requests Require a Signature Guarantee.  To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
o        You wish to redeem more than $100,000 and receive a check
     o The redemption check is not payable to all shareholders listed on the account statement
     o The redemption check is not sent to the address of record on your account statement
     o Shares are being transferred to a Fund account with a different owner or name
     o Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts.  There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire.  While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.  There is a $10 fee for each request.  To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL?  Write a letter of instruction that includes:
o        Your name
o        The Fund's name
o        Your Fund account number (from your account statement)
o        The dollar amount or number of shares to be redeemed
o        Any special payment instructions
o        Any share certificates for the shares you are selling
o        The signatures of all registered owners exactly as the account is registered, and
o        Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for requests by mail:      Send courier or express requests to:
OppenheimerFunds Services                            OppenheimerFunds Services
P.O. Box 5270                                                 10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270                          Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone.  To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days.  You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.

     o   To redeem shares through a service representative or automatically on PhoneLink, call 1.800.225.5677

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check.  Up to $100,000 may be redeemed by telephone in any seven-day period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.  This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed.  There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A,  Class B,
Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value.  A contingent deferred sales charge is not imposed on:
     o the amount of your account value represented by an increase in net asset value over the initial purchase price,
     o shares purchased by the reinvestment of dividends or capital gains distributions, or
     o shares redeemed in the special circumstances described in Appendix B to the Statement of Additional
         Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
1.       shares acquired by reinvestment of dividends and capital gains distributions,
2.       shares held for the holding period that applies to the class, and
3.       shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds.  However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

         Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.  Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
o        Shares of the fund selected for exchange must be available for sale in your state of residence.
o        The prospectuses of both funds must offer the exchange privilege.
o        You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
o        You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
o        Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in  the other Oppenheimer funds.  For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.  In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of
Additional Information or obtain one by calling a service representative at 1.800.225.5677.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover.  Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative, or by using PhoneLink for automated exchanges by calling 1.800.225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o        Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.  However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
     o   The  interests  of the Fund's  long-term  shareholders  and its ability to manage its  investments  may be adversely  affected  when its shares are  repeatedly  bought and sold in  response  to  short-term  market fluctuations--also  known as "market  timing." When large dollar  amounts are involved,  the Fund may have difficulty  implementing long-term investment strategies,  because it cannot predict how much cash it will have to invest.  Market timing also may force the Fund to sell  portfolio  securities  at  disadvantageous times to raise the cash needed to buy a market  timer's  Fund  shares.  These  factors may hurt the Fund's performance  and its  shareholders.  When the Manager  believes  frequent  trading would have a disruptive effect on the Fund's  ability to manage its  investments,  the  Manager  and the Fund may reject  purchase orders and  exchanges  into the Fund by any person,  group or account  that the  Manager  believes to be a market timer.
o        The Fund may amend,  suspend or terminate  the exchange  privilege at any time.  The Fund will provide you notice  whenever it is  required to do so by  applicable  law,  but it may impose  changes at any time for emergency purposes.
o        If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.
o        The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. Further details are set forth following the first paragraph under "How to Sell Shares" on page 22.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

A $12 annual fee is assessed on any account valued at less than $500.  The fee is automatically deducted from accounts annually on or about the second to last business day of September.  See the Statement of Additional
     Information, or visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time.  The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National
     Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares.  The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by
     Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares"
     for recently purchased shares, but only until the purchase payment has cleared.  That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by
     Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the
     Fund's portfolio.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or
     Employer Identification Number when you sign your application, or if you under-report your income to the
     Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

     If you want to receive multiple copies of these materials, you may call the Transfer Agent at
     1.800.225.5677.  You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Board of Trustees.
Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends for Class
B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS?  When you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:
Reinvest All Distributions in the Fund.  You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account.  You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect under the Internal Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend."  If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.  Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur.  In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 Class A   Year Ended September 30,               2002              2001            2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 40.04           $ 67.48         $ 49.50          $ 38.34          $ 49.32
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .07               .20             .26              .17             1.08
 Net realized and unrealized gain (loss)         (4.86)           (15.68)          22.20            14.37            (5.49)
                                               -------------------------------------------------------------------------------------
 Total from investment operations                (4.79)           (15.48)          22.46            14.54            (4.41)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --            (.32)            (.39)            (.83)
 Dividends in excess of net investment income       --                --            (.04)              --               --
 Distributions from net realized gain               --            (11.96)          (4.12)           (2.99)           (5.74)
                                               -------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --            (11.96)          (4.48)           (3.38)           (6.57)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $ 35.25            $40.04          $67.48           $49.50           $38.34
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(1)            (11.96)%          (27.10)%         47.13%           40.05%           (9.85)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $4,559,330        $4,876,120      $6,225,967       $3,780,168       $2,904,763
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $5,552,582        $5,851,970      $5,555,437       $3,475,038       $3,381,204
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                            0.18%             0.42%           0.41%            0.37%            0.96%
 Expenses                                         1.23%             1.12%           1.08%            1.16%            1.14%(3)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%             62%              68%              65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

FINANCIAL HIGHLIGHTS  Continued

 Class B   Year Ended September 30,               2002              2001            2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 38.11           $ 65.26         $ 48.05          $ 37.32          $ 48.19
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.32)             (.06)           (.19)            (.16)             .69
 Net realized and unrealized gain (loss)         (4.49)           (15.13)          21.52            13.99            (5.31)
                                               -------------------------------------------------------------------------------------
 Total from investment operations                (4.81)           (15.19)          21.33            13.83            (4.62)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --              --             (.11)            (.51)
 Dividends in excess of net investment income       --                --              --               --               --
 Distributions from net realized gain               --            (11.96)          (4.12)           (2.99)           (5.74)
                                               -------------------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                      --            (11.96)          (4.12)           (3.10)           (6.25)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $33.30            $38.11          $65.26           $48.05           $37.32
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(1)            (12.62)%          (27.68)%         46.01%           38.99%          (10.56)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $1,119,360        $1,386,315      $1,948,901       $1,250,245         $897,473
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $1,456,440        $1,731,624      $1,779,871       $1,121,639         $965,647
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                    (0.60)%           (0.35)%         (0.38)%          (0.40)%           0.20%
 Expenses                                         2.00%             1.89%           1.85%            1.94%            1.91%(3)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%             62%              68%              65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 Class C   Year Ended September 30,               2002              2001            2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 38.71           $ 66.09         $ 48.63          $ 37.79          $ 48.77
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.12)              .07             .06             (.08)             .75
 Net realized and unrealized gain (loss)         (4.77)           (15.49)          21.54            14.07            (5.42)
                                               -------------------------------------------------------------------------------------
 Total from investment operations                (4.89)           (15.42)          21.60            13.99            (4.67)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --            (.02)            (.16)            (.57)
 Dividends in excess of net investment income       --                --              --(1)            --               --
 Distributions from net realized gain               --            (11.96)          (4.12)           (2.99)           (5.74)
                                               -------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --            (11.96)          (4.14)           (3.15)           (6.31)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $33.82            $38.71          $66.09           $48.63           $37.79
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)            (12.63)%          (27.67)%         46.01%           38.97%          (10.53)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)     $463,949          $418,525        $404,312         $152,620          $90,707
------------------------------------------------------------------------------------------------------------------------------------

 Average net assets (in thousands)            $521,168          $448,751        $287,843         $125,334          $79,398
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                    (0.56)%           (0.33)%         (0.29)%          (0.38)%           0.23%
 Expenses                                         1.99%             1.89%           1.85%            1.94%            1.91%(4)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%             62%              68%              65%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

FINANCIAL HIGHLIGHTS  Continued

 Class N   Year Ended September 30,               2002              2001(1)
--------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period           $39.98            $50.13
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .07               .01
 Net realized and unrealized loss                (4.92)           (10.16)
                                                --------------------------------
 Total from investment operations                (4.85)           (10.15)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
 Dividends in excess of net investment income       --                --
 Distributions from net realized gain               --                --
                                                --------------------------------
 Total dividends and/or distributions to shareholders
--------------------------------------------------------------------------------
 Net asset value, end of period                 $35.13            $39.98
                                                ================================

--------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)            (12.13)%          (20.25)%

--------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)      $51,077            $5,971
--------------------------------------------------------------------------------
 Average net assets (in thousands)             $33,737            $1,717
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                            0.14%             0.13%
 Expenses                                         1.45%             1.41%
--------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%

1. For the period from March 1, 2001 (inception of offering) to September
30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

 Class Y   Year Ended September 30,                        2002               2001               2000              1999(1)
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $ 40.11            $ 67.53            $ 49.54           $ 42.38
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .12                .22                .64               .63
 Net realized and unrealized gain (loss)                  (4.85)            (15.68)             22.03             10.00
                                                        ----------------------------------------------------------------------------
 Total from investment operations                         (4.73)            (15.46)             22.67             10.63
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        --                 --               (.50)             (.48)
 Dividends in excess of net investment income                --                 --               (.06)               --
 Distributions from net realized gain                        --             (11.96)             (4.12)            (2.99)
                                                        ----------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                               --             (11.96)             (4.68)            (3.47)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $ 35.38             $40.11             $67.53            $49.54
                                                        ============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)                     (11.79)%           (27.04)%            47.63%            27.11%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $164,363           $165,281           $203,252           $36,593
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $191,788           $194,016           $136,515           $16,838
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                     0.37%              0.54%              0.90%             1.07%
 Expenses                                                  1.15%              1.06%              0.82%             0.78%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees            1.05%              1.00%              0.82%             0.78%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     27%                36%                62%               68%

1. For the period from November 17, 1998 (inception of offering) to September
30, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

INFORMATION AND SERVICES

For More Information on Oppenheimer Global Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.CALL.OPP (225.5677)
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
On the Internet:                            You can send us a request by e-mail or read or down-load documents on the OppenheimerFunds website:
                                            www.oppenheimerfunds.com
                                            ------------------------
------------------------------------------- ---------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the
EDGAR database on the SEC's Internet website at www.sec.gov.  Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's
Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the
Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                 [logo] OppenheimerFunds Distributor, Inc.
The Fund's SEC File No. 811-1810
PR0330.001.1102
Printed on recycled paper

                                                 Appendix to Prospectus of
                                                  Oppenheimer Global Fund

         Graphic material included in the Prospectus of Oppenheimer Global Fund (the "Fund") under the heading
      "Annual Total Returns (Class A) (as of 12/31 each year)":

         A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges.  Set forth below are the relevant data points that will appear on the bar chart.

Calendar Year Ended                                           Annual Total Returns
-------------------                                           --------------------

12/31/92                                             -14.20%
12/31/93                                             42.63%
12/31/94                                             -3.11%
12/31/95                                             16.59%
12/31/96                                             17.52%
12/31/97                                             21.82%
12/31/98                                             12.71%
12/31/99                                             58.48%
12/31/00                                             4.06%
12/31/01                                             -11.80%